UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08314

Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Annuity Portfolios

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1: Report(s) to Shareholders.

Annual Report | December 31, 2022
Schwab Government Money Market Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM

Schwab Government Money Market Portfolio
Portfolio Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management,
leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds, and has overall responsibility for all aspects of the management of the fund. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since
1988.

Lynn Paschen, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2011, Ms. Paschen held a number of positions at
American Century Investments. She was most recently a portfolio manager and, from 2000 to 2003, worked as a fixed-income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2016, Ms. Perret-Gentil worked at Freddie Mac for
15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed-income strategy. Prior to that role, she served as a portfolio manager performing fixed-income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed-income global banking and investments.

Schwab Government Money Market Portfolio | Annual Report2

Schwab Government Money Market Portfolio

The Schwab Government Money Market Portfolio’s (the fund) goal is to seek the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested in U.S. government securities, including repurchase agreements that are collateralized fully by U.S. government securities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2022, interest rates rose as a result of persistently high inflation stemming from a tight labor market, supply chain constraints, and high energy prices in the wake of the COVID-19 pandemic and the war in Ukraine. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate seven times by the end of the year to end the reporting period in a range of 4.25% to 4.50%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
Given expectations of further rate hikes into 2023, along with persistently high—albeit declining in the second half of the year—inflation, longer-term bond and equity markets weakened, with the S&P 500® Index and Bloomberg US Aggregate Bond Index posting their worst calendar year returns in more than a decade. Yields on short-term money market securities increased and demand remained high. At the same time, supply of U.S. Treasuries declined as the U.S. Treasury’s borrowing needs decreased. As a result, high demand for the Fed’s Overnight Reverse Repurchase Agreement facility drove usage to an all-time high.
Monetary policy around the world varied as central banks responded to the rapidly changing conditions. Over the reporting period, the European Central Bank raised its interest rate four times and the Bank of England raised its key official bank rate eight times. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but in late December unexpectedly announced that it would widen the band around the yield target of its 10-year government bond, which pushed the yen higher and effectively marked the end of an extended period in which Japan was the only major developed country to resist raising rates.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. In anticipation of the Fed’s short-term interest rate increases early in the reporting period, followed by the Fed’s subsequent actions, the fund’s weighted average maturity (WAM) was shortened, beginning the reporting period at 37 days and ending it at 21 days.

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	21 Days

Management views and portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
5
Less than 0.05%
3Schwab Government Money Market Portfolio | Annual Report

Schwab Government Money Market Portfolio
Performance and Fund Facts as of December 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields1
The seven-day yield is the income generated by the fund’s holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Government Money Market Portfolio
Ticker Symbol	SWPXX
Seven-Day Yield (with waivers)[2]	3.92%
Seven-Day Yield (without waivers)[2]	3.92%
Seven-Day Effective Yield (with waivers)[2]	4.00%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Fund yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
Schwab Government Money Market Portfolio | Annual Report4

Schwab Government Money Market Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2022 and held through December 31, 2022.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 7/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/22	EXPENSES PAID DURING PERIOD 7/1/22-12/31/22 [2]
Schwab Government Money Market Portfolio
Actual Return	0.26%	$1,000.00	$1,013.10	$1.32
Hypothetical 5% Return	0.26%	$1,000.00	$1,023.89	$1.33

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by
365 days in the fiscal year.

5Schwab Government Money Market Portfolio | Annual Report

Schwab Government Money Market Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.00[2]	0.00[2]	0.02	0.02
Net realized and unrealized gains (losses)	0.00[2]	0.00[2]	0.00[2]	0.00[2]	(0.00)[2]
Total from investment operations	0.01	0.00[2]	0.00[2]	0.02	0.02
Less distributions:
Distributions from net investment income	(0.01)	(0.00)[2,3]	(0.00)[2]	(0.02)	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.43%	0.06%[3]	0.28%	1.91%	1.52%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.23%[4,5]	0.06%[4]	0.26%[6,7]	0.35%	0.35%
Gross operating expenses	0.26%[5]	0.27%	0.41%	0.47%	0.48%
Net investment income (loss)	1.49%	0.06%	0.25%	1.88%	1.55%
Net assets, end of period (x 1,000)	$223,154	$184,916	$185,074	$148,853	$138,275

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.05%.
[4]	Reflects the effect of a voluntary yield waiver (see financial note 4 for additional information).
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Government Money Market Portfolio | Annual Report6

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 19.8% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
(3 mo. US TBILL + 0.02%)	(a)	4.42%	01/04/23	05/01/23	700,000	700,000
(3 mo. US TBILL + 0.03%)	(a)	4.42%	01/04/23	07/13/23	300,000	300,000
(EFFR - 0.01%)	(a)	4.32%	01/03/23	07/21/23	900,000	900,000
(SOFR + 0.03%)	(a)	4.33%	01/03/23	08/28/23	300,000	300,000
		4.88%		09/25/23	600,000	599,990
(SOFR + 0.06%)	(a)	4.36%	01/03/23	11/07/23	200,000	200,000
(SOFR + 0.04%)	(a)	4.34%	01/03/23	11/28/23	500,000	500,000
(EFFR + 0.03%)	(a)	4.36%	01/03/23	12/08/23	100,000	100,000
(SOFR + 0.12%)	(a)	4.42%	01/03/23	12/08/23	300,000	300,169
(SOFR + 0.06%)	(a)	4.36%	01/03/23	12/13/23	200,000	200,000
(SOFR + 0.08%)	(a)	4.38%	01/03/23	04/26/24	300,000	300,000
(EFFR + 0.06%)	(a)	4.39%	01/03/23	06/24/24	300,000	300,000
(SOFR + 0.09%)	(a)	4.39%	01/03/23	07/01/24	500,000	500,000
(SOFR + 0.10%)	(a)	4.40%	01/03/23	08/08/24	100,000	100,000
(EFFR + 0.08%)	(a)	4.41%	01/03/23	08/12/24	400,000	400,060
(SOFR + 0.18%)	(a)	4.48%	01/03/23	10/16/24	500,000	500,000
(SOFR + 0.13%)	(a)	4.43%	01/03/23	11/01/24	700,000	700,000
(SOFR + 0.14%)	(a)	4.44%	01/03/23	11/07/24	300,000	300,000
FEDERAL HOME LOAN BANKS
		3.84%		01/03/23	300,000	300,000
		2.64%		01/11/23	700,000	699,596
		4.02%		01/20/23	400,000	399,248
		4.10%		01/25/23	600,000	598,511
		4.09%		01/27/23	800,000	797,840
		4.14%		02/01/23	600,000	598,018
		4.23%		02/03/23	300,000	298,915
		2.17%		02/06/23	200,000	200,100
		2.15%		02/08/23	300,000	300,153
		4.22%		02/10/23	1,500,000	1,493,391
		4.27%		02/13/23	300,000	298,557
		4.30%		02/13/23	1,300,000	1,293,700
(SOFR + 0.04%)	(a)	4.34%	01/03/23	02/13/23	600,000	600,000
		4.26%		02/15/23	3,000,000	2,984,896
		4.36%		02/22/23	1,900,000	1,888,626
See financial notes
7Schwab Government Money Market Portfolio | Annual Report

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		4.38%		02/24/23	300,000	298,124
		4.42%		03/01/23	600,000	595,850
		4.43%		03/03/23	900,000	893,543
		3.50%		03/09/23	600,000	600,011
(SOFR + 0.05%)	(a)	4.36%	01/03/23	03/09/23	700,000	700,000
		2.13%		03/10/23	100,000	99,568
		4.48%		03/15/23	1,800,000	1,784,274
		0.13%		03/17/23	100,000	99,127
		1.25%		03/21/23	750,000	750,000
		4.47%		03/23/23	1,200,000	1,188,361
		4.51%		03/24/23	795,000	787,121
	(b)	2.01%		03/30/23	600,000	600,000
	(b)	2.13%		03/30/23	400,000	399,981
(SOFR + 0.05%)	(a)	4.35%	01/03/23	04/04/23	600,000	600,000
	(b)	2.35%		04/05/23	600,000	600,000
(SOFR + 0.06%)	(a)	4.36%	01/03/23	05/01/23	600,000	600,000
	(b)	2.60%		05/02/23	600,000	600,000
		4.66%		05/05/23	300,000	295,374
	(b)	2.50%		05/23/23	600,000	600,000
(SOFR + 0.06%)	(a)	4.36%	01/03/23	05/24/23	300,000	300,000
	(b)	2.40%		06/02/23	400,000	400,000
		3.25%		06/09/23	100,000	99,988
		4.69%		06/16/23	600,000	587,481
		4.70%		06/26/23	600,000	600,000
	(b)	3.50%		07/14/23	700,000	700,000
		3.15%		07/27/23	400,000	400,000
(SOFR + 0.06%)	(a)	4.36%	01/03/23	07/27/23	600,000	600,000
		3.30%		07/28/23	400,000	400,000
		3.36%		08/01/23	300,000	294,295
	(b)	2.75%		08/04/23	700,000	700,000
		3.17%		08/22/23	300,000	300,000
		3.38%		09/01/23	600,000	598,866
		4.85%		09/05/23	100,000	96,822
		4.80%		09/08/23	600,000	600,000
(SOFR + 0.10%)	(a)	4.40%	01/03/23	09/21/23	600,000	600,000
(SOFR + 0.04%)	(a)	4.34%	01/03/23	10/06/23	700,000	700,000
		4.75%		10/24/23	100,000	100,000
(SOFR + 0.10%)	(a)	4.40%	01/03/23	07/26/24	700,000	700,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
	(b)	2.50%		04/21/23	600,000	600,000
		0.38%		05/05/23	300,000	297,337
		0.25%		06/26/23	600,000	592,358
FEDERAL NATIONAL MORTGAGE ASSOCIATION
		0.25%		05/22/23	700,000	694,730
		0.25%		07/10/23	800,000	788,784
		5.00%		12/20/23	400,000	400,000
Total U.S. Government Agency Debt (Cost $44,193,765)						44,193,765

See financial notes
Schwab Government Money Market Portfolio | Annual Report8

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 9.7% OF NET ASSETS
UNITED STATES TREASURY
		0.13%		01/31/23	500,000	498,461
(3 mo. US TBILL + 0.05%)	(a)	4.45%	01/03/23	01/31/23	2,500,000	2,500,053
		2.86%		02/02/23	400,000	399,059
		2.89%		02/02/23	800,000	798,100
		2.00%		02/15/23	500,000	500,541
		0.13%		02/28/23	600,000	598,440
		2.63%		02/28/23	800,000	800,909
		4.32%		03/07/23	700,000	694,788
		4.38%		03/14/23	700,000	694,123
		4.37%		03/21/23	1,400,000	1,387,093
		0.13%		03/31/23	1,000,000	995,111
		2.50%		03/31/23	500,000	501,039
		0.13%		04/30/23	200,000	198,676
(3 mo. US TBILL + 0.03%)	(a)	4.43%	01/03/23	04/30/23	700,000	700,020
		4.63%		05/25/23	700,000	687,517
(3 mo. US TBILL + 0.03%)	(a)	4.43%	01/03/23	07/31/23	1,500,000	1,500,838
(3 mo. US TBILL + 0.04%)	(a)	4.43%	01/03/23	10/31/23	1,200,000	1,200,775
(3 mo. US TBILL + 0.04%)	(a)	4.44%	01/03/23	07/31/24	5,200,000	5,196,656
(3 mo. US TBILL + 0.14%)	(a)	4.54%	01/03/23	10/31/24	1,800,000	1,797,577
Total U.S. Treasury Debt (Cost $21,649,776)						21,649,776

VARIABLE RATE DEMAND NOTES 0.3% OF NET ASSETS
FARR LIFE LLC
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(c)	4.38%		01/06/23	600,000	600,000
Total Variable Rate Demand Notes (Cost $600,000)						600,000

INVESTMENT COMPANIES 0.0% OF NET ASSETS
MONEY MARKET FUNDS 0.0%
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND, PREMIER CLASS	(d)	4.12%			45,600	45,600
Total Investment Companies (Cost $45,600)						45,600

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 69.9% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 67.7%
BANCO SANTANDER SA
Issued 12/30/22, repurchase date 01/03/23		4.31%		01/03/23	1,000,479	1,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,030,052, 2.00% - 6.50%, due 04/30/27 - 10/01/52)
See financial notes
9Schwab Government Money Market Portfolio | Annual Report

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BANK OF MONTREAL
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	20,009,556	20,000,000
(Collateralized by U.S. Government Agency Securities valued at $20,609,843, 5.80% - 5.87%, due 04/20/72 - 05/20/72)
BARCLAYS BANK PLC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	5,002,389	5,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,152,461, 2.50%, due 09/20/51)
BOFA SECURITIES INC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	30,014,333	30,000,000
(Collateralized by U.S. Government Agency Securities valued at $30,900,001, 5.00%, due 12/01/52)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	9,004,300	9,000,000
(Collateralized by U.S. Government Agency Securities valued at $9,360,001, 3.00% - 6.00%, due 09/01/37 - 12/01/52)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	20,009,556	20,000,000
(Collateralized by U.S. Treasury Securities valued at $20,409,783, 1.25%, due 05/31/28)
FICC - BANK OF NEW YORK
Issued 12/30/22, repurchase date 01/03/23		4.31%		01/03/23	2,000,958	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,060,001, 3.50% - 4.00%, due 05/01/52 - 12/01/52)
GOLDMAN SACHS & CO LLC
Issued 12/28/22, repurchase date 01/04/23		4.30%		01/04/23	5,004,181	5,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,100,000, 2.00% - 4.50%, due 08/01/31 - 02/20/52)
JP MORGAN SECURITIES LLC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	20,009,556	20,000,000
(Collateralized by U.S. Government Agency Securities valued at $20,600,000, 2.50% - 7.50%, due 04/20/32 - 07/20/62)
MIZUHO SECURITIES USA LLC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	20,009,556	20,000,000
(Collateralized by U.S. Treasury Securities valued at $20,400,037, 0.75% - 2.88%, due 10/31/23 - 08/31/26)
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	9,004,300	9,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $9,180,235, 0.00% - 4.10%, due 04/13/23 - 08/15/49)
RBC DOMINION SECURITIES INC
Issued 12/28/22, repurchase date 01/04/23		4.30%		01/04/23	9,007,525	9,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $9,277,609, 0.13% - 5.50%, due 09/01/24 - 10/20/52)
See financial notes
Schwab Government Money Market Portfolio | Annual Report10

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
WELLS FARGO SECURITIES LLC
Issued 12/30/22, repurchase date 01/03/23		4.31%		01/03/23	1,000,479	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,040,499, 2.50%, due 09/01/51)
						151,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 2.2%
BARCLAYS BANK PLC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	2,961,516	2,960,102
(Collateralized by U.S. Treasury Securities valued at $3,020,798, 1.25%, due 11/30/26)
FICC - BANK OF NEW YORK
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	2,000,956	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,032, 0.63%, due 07/15/32)
						4,960,102
Total Repurchase Agreements (Cost $155,960,102)						155,960,102
Total Investments in Securities (Cost $222,449,243)						222,449,243

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(c)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(d)	The rate shown is the annualized 7-day yield.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note
See financial notes
11Schwab Government Money Market Portfolio | Annual Report

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2022 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
U.S. Government Agency Debt[1]	$—	$44,193,765	$—	$44,193,765
U.S. Treasury Debt[1]	—	21,649,776	—	21,649,776
Variable Rate Demand Notes[1]	—	600,000	—	600,000
Investment Companies[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	155,960,102	—	155,960,102
Total	$45,600	$222,403,643	$—	$222,449,243

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Government Money Market Portfolio | Annual Report12

Schwab Government Money Market Portfolio
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$66,489,141
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		155,960,102
Receivables:
Fund shares sold		579,487
Interest		340,559
Dividends		161
Prepaid expenses	+	556
Total assets		223,370,006

Liabilities
Payables:
Fund shares redeemed		87,580
Investment adviser and administrator fees		38,182
Independent trustees’ fees		98
Accrued expenses	+	90,509
Total liabilities		216,369
Net assets		$223,153,637

Net Assets by Source
Capital received from investors		$223,107,627
Total distributable earnings	+	46,010
Net assets		$223,153,637

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$223,153,637		223,154,452		$1.00

See financial notes
13Schwab Government Money Market Portfolio | Annual Report

Schwab Government Money Market Portfolio
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Interest received from securities - unaffiliated		$3,670,098

Expenses
Investment adviser and administrator fees		405,583
Portfolio accounting fees		70,439
Professional fees		31,446
Custodian fees		23,670
Independent trustees’ fees		14,444
Proxy fees[1]		9,410
Shareholder reports		3,570
Transfer agent fees		694
Other expenses	+	4,804
Total expenses		564,060
Expense reduction	–	73,813
Net expenses	–	490,247
Net investment income		3,179,851

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		409
Increase in net assets resulting from operations		$3,180,260

[1]	Proxy fees are non-routine expenses (see financial note 4 for additional information).
See financial notes
Schwab Government Money Market Portfolio | Annual Report14

Schwab Government Money Market Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$3,179,851	$111,865
Net realized gains	+	409	880
Increase in net assets from operations		$3,180,260	$112,745

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($3,180,846)	($111,865)

TRANSACTIONS IN FUND SHARES*
Shares sold		169,138,540	151,802,828
Shares reinvested		3,180,846	111,865
Shares redeemed	+	(134,081,228)	(152,073,454)
Net transactions in fund shares		38,238,158	(158,761)

NET ASSETS
Beginning of period		$184,916,065	$185,073,946
Total increase (decrease)	+	38,237,572	(157,881)
End of period		$223,153,637	$184,916,065

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
15Schwab Government Money Market Portfolio | Annual Report

Schwab Government Money Market Portfolio
Financial Notes

1. Business Structure of the Fund:
Schwab Government Money Market Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies, and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2022, 100% of the fund’s shares were held through separate accounts of seven insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
Schwab Government Money Market Portfolio | Annual Report16

Schwab Government Money Market Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
• Mutual funds: Mutual funds are valued at their respective NAVs.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and exchange-traded funds. Mutual funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
• Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2022, the fund had investments in repurchase agreements with a gross value of $155,960,102 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery and When-Issued Transactions: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. Effective August 19, 2022, the fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
17Schwab Government Money Market Portfolio | Annual Report

Schwab Government Money Market Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Dividends and distributions are recorded on the date they are effective.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.
Schwab Government Money Market Portfolio | Annual Report18

Schwab Government Money Market Portfolio
Financial Notes (continued)

 3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated by the fund to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e. the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there
19Schwab Government Money Market Portfolio | Annual Report

Schwab Government Money Market Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Tax Diversification Risk. As described above, the fund intends to operate as a government money market fund under the regulations governing money market funds. Additionally, the fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Internal Revenue Code of 1986, as amended (the Diversification Requirements). To satisfy the Diversification Requirements applicable to variable annuity contracts, the value of the assets of the fund invested in securities issued by the U.S. government, its agencies or instrumentalities must remain below specified thresholds. For these purposes, each U.S. government agency or instrumentality is treated as a separate issuer.
Operating as a government money market fund may make it difficult for the fund to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which the fund invests as a result of changes to the rules that govern SEC registered money market funds. A failure to satisfy the Diversification Requirements could have significant adverse tax consequences for variable life insurance and variable annuity contract owners whose contract values are determined by investment in the fund.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.34%.
During the period ended December 31, 2022, the fund waived a total of $73,813 in expenses, all of which was waived voluntarily.
Voluntary Yield Waiver/Reimbursement
The investment adviser and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Schwab Government Money Market Portfolio | Annual Report20

Schwab Government Money Market Portfolio
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers section) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2022, the fund’s total purchases and sales of securities with other funds in the Fund Complex was $0 and $2,845,751 respectively, and includes realized gains of $0.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 29, 2022. On September 29, 2022, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1 billion, maturing September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2022, the tax basis cost of the fund’s investments was $ 222,403,643 and the unrealized appreciation and depreciation were $45,600 and ($0), respectively, with a net unrealized appreciation of $45,600.
As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	TOTAL
$410	$45,600	$46,010
21Schwab Government Money Market Portfolio | Annual Report

Schwab Government Money Market Portfolio
Financial Notes (continued)

7. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$3,180,746	$100	$111,865	$—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2022, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Government Money Market Portfolio | Annual Report22

Schwab Government Money Market Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab Government Money Market Portfolio
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Government Money Market Portfolio (the “Fund”), one of the funds constituting Schwab Annuity Portfolios, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2023
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
23Schwab Government Money Market Portfolio | Annual Report

Schwab Government Money Market Portfolio
Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2022, the fund designates 99.99% of dividend income as business interest income under section 163(j) of the Internal Revenue Code.
Under section 852(b)(3)(C) of the Internal Revenue Code, the fund hereby designates $100 as long-term capital gain dividends for the fiscal year ended December 31, 2022.
Schwab Government Money Market Portfolio | Annual Report24

Schwab Government Money Market Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None
25Schwab Government Money Market Portfolio | Annual Report

Schwab Government Money Market Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None
Schwab Government Money Market Portfolio | Annual Report26

Schwab Government Money Market Portfolio

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		105	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

27Schwab Government Money Market Portfolio | Annual Report

Schwab Government Money Market Portfolio
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab Government Money Market Portfolio | Annual Report28

Notes

Notes

Notes

Annual Report | December 31, 2022
Schwab S&P 500 Index Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.
Investment Adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM

Schwab S&P 500 Index Portfolio
The Investment Environment

For the 12-month reporting period ended December 31, 2022, several key U.S. stock indices posted their largest calendar year drop since the 2008 recession. Inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russian and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. Oil prices peaked at over $120 per barrel in early March as sanctions were imposed on Russian imports—and again in June on supply-and-demand imbalances—but retreated through most of the rest of the reporting period, ending the year at just over $80 per barrel. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -18.11%.
In the United States, amid fading government stimuli, ongoing supply chain disruptions, persisting inflation, and a widening U.S. trade deficit, gross domestic product (GDP) contracted for the first two quarters of 2022, decreasing at an annualized rate of -1.6% and -0.6% for the first and second quarters, respectively. GDP grew at an annualized rate of 3.2% for the third quarter of 2022, driven primarily by energy exports and consumer spending. Inflation rose steadily in the first half of the year, hitting a 40-year high in June, before declining through the end of the reporting period as certain consumer and energy prices began to recede. The unemployment rate remained low despite inflationary pressures, ending the reporting period at pre-pandemic lows.
Monetary policy around the world varied as central banks responded to the rapidly changing conditions. In the United States, after maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March 2022, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed raised the federal funds rate seven times during the reporting period—by 0.25% in mid-March, 0.50% in early May, 0.75% in mid-June, 0.75% in late July, 0.75% in late September, 0.75% in early November, and 0.50% in mid-December. The federal funds rate ended the reporting period in a range of 4.25% to 4.50%. The Fed wrapped up its bond-buying program in March, and in June began to reduce the $9 trillion in assets held on its balance sheet, vowing to be even more aggressive than during its last round of quantitative tightening between 2017 and 2019.
Asset Class Performance Comparison % returns during the 12 months ended December 31, 2022

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab S&P 500 Index Portfolio | Annual Report2

Schwab S&P 500 Index Portfolio
The Investment Environment (continued)

Among U.S. stocks, small-cap stocks slightly underperformed large-cap stocks over the reporting period, and among U.S. large-cap stocks, growth stocks underperformed value stocks. Nine of the 11 sectors in the S&P 500® Index posted negative returns for the reporting period, many in the double digits. The weakest was the communication services sector, dampened by reduced demand, falling advertising spending, and, for some media companies, the continuing shift to streaming versus live broadcasting. The consumer discretionary sector was also weak as consumers shifted spending away from discretionary goods and toward food and other essential items. The information technology sector—the largest sector in the index—was another notably weak performer, as many of the sector’s largest companies posted their worst annual returns in years on continuing component shortages, labor issues, and reduced demand. The energy sector was the bright spot among sector performance, up over 60% for the year. Through the first half of the year, ongoing oil shortages and the war in Ukraine resulted in demand outstripping supply, driving prices significantly higher. Oil prices fell during the third quarter as supply began to recover and, despite some volatility, ended the fourth quarter roughly where they began it. The utilities sector, considered a defensive sector and therefore relatively more attractive than others during periods of economic weakness, posted a small positive return for the reporting period amid generally stable revenues.
3Schwab S&P 500 Index Portfolio | Annual Report

Schwab S&P 500 Index Portfolio
Portfolio Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset
Management, is responsible for overseeing the investment process and portfolio management of investment strategies for passive equity Schwab Funds and Schwab ETFs. Before joining Schwab in 2016, Mr. Bliss spent
12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr.
Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2017, Mr. Brown spent six years with ALPS
Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2010, Mr. Juwono worked at BlackRock
(formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr.
Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2015, Mr. Sinha spent a year at F-Squared
Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ
Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years. Mr. Sinha also spent time as a software consultant at DPM
Mellon, LLC and an equity trader at Jane Street Capital.

Schwab S&P 500 Index Portfolio | Annual Report4

Schwab S&P 500 Index Portfolio as of December 31, 2022

The Schwab S&P 500 Index Portfolio’s (the fund) goal is to track the total return of the S&P 500® Index (the index), which includes the stocks of 500 leading U.S. publicly-traded companies from a broad range of industries. To pursue its goal, the fund generally seeks to replicate the performance of the index by giving the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategy and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended December 31, 2022, several key U.S. stock indices posted their largest calendar year drop since the 2008 recession. Inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russian and Ukraine and continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. Oil prices peaked at over $120 per barrel in early March as sanctions were imposed on Russian imports—and again in June on supply-and-demand imbalances—but retreated through most of the rest of the reporting period, ending the year at just over $80 per barrel.
Performance. The fund closely tracked the index for the reporting period. The fund returned -18.12% for the 12-month reporting period ended December 31, 2022, compared with the index, which returned -18.11%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The information technology sector detracted the most from the total return of the fund. Information technology stocks represented an average weight of approximately 27% of the fund’s investments and returned approximately -28% for the reporting period. One example from this sector is Apple Inc., which designs, manufactures, and markets smartphones, personal computers, tablets, wearables and accessories, and sells a variety of related accessories. The fund’s holdings of Apple Inc. represented an average weight of approximately 7% of the fund’s investments and returned approximately -26% for the reporting period.
The consumer discretionary sector also detracted from the total return of the fund, representing an average weight of approximately 11% of the fund’s investments and returning approximately -37% for the reporting period.
The energy sector contributed the most to the total return of the fund. Energy stocks represented an average weight of approximately 4% of the fund’s investments and returned approximately 66% for the reporting period. One example from this sector is Exxon Mobil Corp., which operates petroleum and petro chemicals businesses. The fund’s holdings of Exxon Mobil Corp. represented an average weight of approximately 1% of the fund’s investments and returned approximately 87% for the reporting period.
The health care sector also contributed to the total return of the fund, though slightly, representing an average weight of approximately 14% of the fund’s investments and returning approximately -2% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
5Schwab S&P 500 Index Portfolio | Annual Report

Schwab S&P 500 Index Portfolio
Performance and Fund Facts as of December 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (December 31, 2012 – December 31, 2022)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Portfolio (11/01/96)	-18.12%	9.39%	12.43%
S&P 500® Index	-18.11%	9.42%	12.56%
Fund Category: Morningstar Large-Cap Blend[2]	-17.38%	8.34%	11.74%
Fund Expense Ratio[3]: 0.03%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
Index ownership — “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Managment, Inc. The Schwab S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
Schwab S&P 500 Index Portfolio | Annual Report6

Schwab S&P 500 Index Portfolio
Performance and Fund Facts as of December 31, 2022 (continued)

Statistics1
Number of Holdings	503
Weighted Average Market Cap ($ x 1,000,000)	$417,492
Price/Earnings Ratio (P/E)	19.2
Price/Book Ratio (P/B)	3.6
Portfolio Turnover Rate	9%
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
7Schwab S&P 500 Index Portfolio | Annual Report

Schwab S&P 500 Index Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2022 and held through December 31, 2022.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 7/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/22	EXPENSES PAID DURING PERIOD 7/1/22-12/31/22 [2]
Schwab S&P 500 Index Portfolio
Actual Return	0.03%	$1,000.00	$1,022.90	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by
365 days in the fiscal year.

Schwab S&P 500 Index Portfolio | Annual Report8

Schwab S&P 500 Index Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$70.41	$55.41	$47.48	$37.10	$39.51
Income (loss) from investment operations:
Net investment income (loss)[1]	0.95	0.85	0.96	0.91	0.82
Net realized and unrealized gains (losses)	(13.73)	14.94	7.58	10.64	(2.51)
Total from investment operations	(12.78)	15.79	8.54	11.55	(1.69)
Less distributions:
Distributions from net investment income	(0.77)	(0.79)	(0.53)	(0.78)	(0.68)
Distributions from net realized gains	(0.48)	—	(0.08)	(0.39)	(0.04)
Total distributions	(1.25)	(0.79)	(0.61)	(1.17)	(0.72)
Net asset value at end of period	$56.38	$70.41	$55.41	$47.48	$37.10
Total return	(18.12%)	28.67%	18.28%	31.48%	(4.40%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[2]	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	1.59%	1.35%	2.03%	2.13%	2.03%
Portfolio turnover rate	9%	13%	14%	6%	5%
Net assets, end of period (x 1,000,000)	$2,430	$1,468	$947	$588	$340

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
9Schwab S&P 500 Index Portfolio | Annual Report

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, typically 60-80 days after the end of the fund’s fiscal quarter.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.2% OF NET ASSETS

Automobiles & Components 1.4%
Aptiv plc *	20,342	1,894,450
BorgWarner, Inc.	17,636	709,849
Ford Motor Co.	296,294	3,445,899
General Motors Co.	106,579	3,585,318
Tesla, Inc. *	201,393	24,807,590
		34,443,106

Banks 3.8%
Bank of America Corp.	523,688	17,344,546
Citigroup, Inc.	145,303	6,572,055
Citizens Financial Group, Inc.	36,926	1,453,777
Comerica, Inc.	9,859	659,074
Fifth Third Bancorp	51,585	1,692,504
First Republic Bank	13,736	1,674,281
Huntington Bancshares, Inc.	108,510	1,529,991
JPMorgan Chase & Co.	220,088	29,513,801
KeyCorp	69,923	1,218,059
M&T Bank Corp.	12,932	1,875,916
Regions Financial Corp.	69,971	1,508,575
Signature Bank	4,752	547,525
SVB Financial Group *	4,434	1,020,441
The PNC Financial Services Group, Inc.	30,259	4,779,106
Truist Financial Corp.	99,534	4,282,948
U.S. Bancorp	101,442	4,423,885
Wells Fargo & Co.	285,908	11,805,141
Zions Bancorp NA	11,211	551,133
		92,452,758

Capital Goods 6.0%
3M Co.	41,467	4,972,723
A.O. Smith Corp.	9,573	547,959
Allegion plc	6,612	695,979
AMETEK, Inc.	17,233	2,407,795
Carrier Global Corp.	62,728	2,587,530
Caterpillar, Inc.	39,048	9,354,339
Cummins, Inc.	10,581	2,563,670
Deere & Co.	20,609	8,836,315
Dover Corp.	10,519	1,424,378
Eaton Corp. plc	29,840	4,683,388
Emerson Electric Co.	44,365	4,261,702
Fastenal Co.	42,977	2,033,672
Fortive Corp.	26,502	1,702,753
Generac Holdings, Inc. *	4,756	478,739
General Dynamics Corp.	16,894	4,191,570
General Electric Co.	81,986	6,869,607
Honeywell International, Inc.	50,447	10,810,792
Howmet Aerospace, Inc.	27,545	1,085,548
Huntington Ingalls Industries, Inc.	3,008	693,885
IDEX Corp.	5,655	1,291,206
Illinois Tool Works, Inc.	20,976	4,621,013
Ingersoll Rand, Inc.	30,390	1,587,877
Johnson Controls International plc	51,670	3,306,880
L3Harris Technologies, Inc.	14,293	2,975,946
Lockheed Martin Corp.	17,502	8,514,548
SECURITY	NUMBER OF SHARES	VALUE ($)
Masco Corp.	16,957	791,383
Nordson Corp.	4,028	957,536
Northrop Grumman Corp.	10,856	5,923,142
Otis Worldwide Corp.	31,292	2,450,477
PACCAR, Inc.	26,091	2,582,226
Parker-Hannifin Corp.	9,633	2,803,203
Pentair plc	12,415	558,427
Quanta Services, Inc.	10,707	1,525,747
Raytheon Technologies Corp.	110,304	11,131,880
Rockwell Automation, Inc.	8,629	2,222,572
Snap-on, Inc.	4,000	913,960
Stanley Black & Decker, Inc.	11,104	834,132
Textron, Inc.	15,654	1,108,303
The Boeing Co. *	42,034	8,007,057
Trane Technologies plc	17,278	2,904,259
TransDigm Group, Inc.	3,875	2,439,894
United Rentals, Inc. *	5,192	1,845,341
W.W. Grainger, Inc.	3,375	1,877,344
Westinghouse Air Brake Technologies Corp.	13,625	1,359,911
Xylem, Inc.	13,491	1,491,700
		146,228,308

Commercial & Professional Services 0.9%
Cintas Corp.	6,476	2,924,691
Copart, Inc. *	32,150	1,957,613
CoStar Group, Inc. *	30,516	2,358,276
Equifax, Inc.	9,193	1,786,751
Jacobs Solutions, Inc.	9,570	1,149,070
Leidos Holdings, Inc.	10,245	1,077,672
Republic Services, Inc.	15,412	1,987,994
Robert Half International, Inc.	8,163	602,674
Rollins, Inc.	17,440	637,258
Verisk Analytics, Inc.	11,737	2,070,642
Waste Management, Inc.	28,026	4,396,719
		20,949,360

Consumer Durables & Apparel 0.9%
D.R. Horton, Inc.	23,528	2,097,286
Garmin Ltd.	11,495	1,060,874
Hasbro, Inc.	9,799	597,837
Lennar Corp., Class A	19,080	1,726,740
Mohawk Industries, Inc. *	3,928	401,520
Newell Brands, Inc.	28,039	366,750
NIKE, Inc., Class B	94,504	11,057,913
NVR, Inc. *	225	1,037,830
PulteGroup, Inc.	17,080	777,652
Ralph Lauren Corp.	3,097	327,260
Tapestry, Inc.	18,094	689,020
VF Corp.	24,890	687,213
Whirlpool Corp.	4,113	581,825
		21,409,720

Consumer Services 2.0%
Booking Holdings, Inc. *	2,910	5,864,465
Caesars Entertainment, Inc. *	16,120	670,592
Carnival Corp. *	75,506	608,578
See financial notes
Schwab S&P 500 Index Portfolio | Annual Report10

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Chipotle Mexican Grill, Inc. *	2,080	2,885,979
Darden Restaurants, Inc.	9,185	1,270,561
Domino’s Pizza, Inc.	2,653	918,999
Expedia Group, Inc. *	11,332	992,683
Hilton Worldwide Holdings, Inc.	20,310	2,566,372
Las Vegas Sands Corp. *	24,637	1,184,301
Marriott International, Inc., Class A	20,195	3,006,834
McDonald’s Corp.	54,954	14,482,028
MGM Resorts International	23,915	801,870
Norwegian Cruise Line Holdings Ltd. *	31,398	384,311
Royal Caribbean Cruises Ltd. *	16,479	814,557
Starbucks Corp.	86,124	8,543,501
Wynn Resorts Ltd. *	7,711	635,926
Yum! Brands, Inc.	21,152	2,709,148
		48,340,705

Diversified Financials 5.3%
American Express Co.	44,850	6,626,588
Ameriprise Financial, Inc.	7,993	2,488,780
Berkshire Hathaway, Inc., Class B *	135,194	41,761,427
BlackRock, Inc.	11,271	7,986,969
Capital One Financial Corp.	28,678	2,665,907
Cboe Global Markets, Inc.	7,965	999,369
CME Group, Inc.	26,997	4,539,816
Discover Financial Services	20,500	2,005,515
FactSet Research Systems, Inc.	2,866	1,149,868
Franklin Resources, Inc.	21,188	558,939
Intercontinental Exchange, Inc.	41,922	4,300,778
Invesco Ltd.	34,312	617,273
MarketAxess Holdings, Inc.	2,832	789,816
Moody's Corp.	11,825	3,294,682
Morgan Stanley	98,925	8,410,603
MSCI, Inc.	6,001	2,791,485
Nasdaq, Inc.	25,509	1,564,977
Northern Trust Corp.	15,617	1,381,948
Raymond James Financial, Inc.	14,547	1,554,347
S&P Global, Inc.	24,989	8,369,816
State Street Corp.	27,492	2,132,554
Synchrony Financial	33,780	1,110,011
T. Rowe Price Group, Inc.	16,740	1,825,664
The Bank of New York Mellon Corp.	55,202	2,512,795
The Charles Schwab Corp. (a)	113,981	9,490,058
The Goldman Sachs Group, Inc.	25,411	8,725,629
		129,655,614

Energy 5.2%
APA Corp.	24,110	1,125,455
Baker Hughes Co.	75,264	2,222,546
Chevron Corp.	133,482	23,958,684
ConocoPhillips	93,497	11,032,646
Coterra Energy, Inc.	59,265	1,456,141
Devon Energy Corp.	49,038	3,016,327
Diamondback Energy, Inc.	13,186	1,803,581
EOG Resources, Inc.	44,074	5,708,464
EQT Corp.	27,560	932,355
Exxon Mobil Corp.	309,010	34,083,803
Halliburton Co.	68,089	2,679,302
Hess Corp.	20,820	2,952,692
Kinder Morgan, Inc.	148,534	2,685,495
Marathon Oil Corp.	47,606	1,288,694
Marathon Petroleum Corp.	35,163	4,092,622
Occidental Petroleum Corp.	54,558	3,436,608
ONEOK, Inc.	33,527	2,202,724
Phillips 66	35,459	3,690,573
Pioneer Natural Resources Co.	17,825	4,071,052
Schlumberger Ltd.	106,379	5,687,021
SECURITY	NUMBER OF SHARES	VALUE ($)
Targa Resources Corp.	16,985	1,248,398
The Williams Cos., Inc.	91,382	3,006,468
Valero Energy Corp.	28,925	3,669,426
		126,051,077

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	33,210	15,160,365
Sysco Corp.	38,054	2,909,228
The Kroger Co.	48,867	2,178,491
Walgreens Boots Alliance, Inc.	53,836	2,011,313
Walmart, Inc.	105,905	15,016,270
		37,275,667

Food, Beverage & Tobacco 3.9%
Altria Group, Inc.	134,457	6,146,029
Archer-Daniels-Midland Co.	41,221	3,827,370
Brown-Forman Corp., Class B	13,732	901,918
Campbell Soup Co.	15,006	851,591
Conagra Brands, Inc.	35,962	1,391,729
Constellation Brands, Inc., Class A	12,177	2,822,020
General Mills, Inc.	44,541	3,734,763
Hormel Foods Corp.	21,726	989,619
Kellogg Co.	19,219	1,369,162
Keurig Dr Pepper, Inc.	63,737	2,272,861
Lamb Weston Holdings, Inc.	10,796	964,731
McCormick & Co., Inc. Non Voting Shares	18,836	1,561,316
Molson Coors Beverage Co., Class B	14,159	729,472
Mondelez International, Inc., Class A	102,482	6,830,425
Monster Beverage Corp. *	28,594	2,903,149
PepsiCo, Inc.	103,370	18,674,824
Philip Morris International, Inc.	116,316	11,772,342
The Coca-Cola Co.	292,024	18,575,647
The Hershey Co.	11,030	2,554,217
The JM Smucker Co.	7,988	1,265,778
The Kraft Heinz Co.	59,742	2,432,097
Tyson Foods, Inc., Class A	21,693	1,350,389
		93,921,449

Health Care Equipment & Services 6.5%
Abbott Laboratories	130,828	14,363,606
Align Technology, Inc. *	5,450	1,149,405
AmerisourceBergen Corp.	12,155	2,014,205
Baxter International, Inc.	37,821	1,927,736
Becton Dickinson & Co.	21,399	5,441,766
Boston Scientific Corp. *	107,475	4,972,868
Cardinal Health, Inc.	19,645	1,510,111
Centene Corp. *	42,489	3,484,523
Cigna Corp.	22,942	7,601,602
CVS Health Corp.	98,594	9,187,975
DaVita, Inc. *	4,149	309,806
Dentsply Sirona, Inc.	16,052	511,096
DexCom, Inc. *	28,984	3,282,148
Edwards Lifesciences Corp. *	46,388	3,461,009
Elevance Health, Inc.	17,921	9,192,935
HCA Healthcare, Inc.	15,909	3,817,524
Henry Schein, Inc. *	10,141	809,962
Hologic, Inc. *	18,701	1,399,022
Humana, Inc.	9,500	4,865,805
IDEXX Laboratories, Inc. *	6,220	2,537,511
Intuitive Surgical, Inc. *	26,515	7,035,755
Laboratory Corp. of America Holdings	6,640	1,563,587
McKesson Corp.	10,640	3,991,277
Medtronic plc	99,728	7,750,860
Molina Healthcare, Inc. *	4,384	1,447,684
See financial notes
11Schwab S&P 500 Index Portfolio | Annual Report

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Quest Diagnostics, Inc.	8,538	1,335,685
ResMed, Inc.	10,992	2,287,765
STERIS plc	7,492	1,383,697
Stryker Corp.	25,271	6,178,507
Teleflex, Inc.	3,524	879,696
The Cooper Cos., Inc.	3,699	1,223,148
UnitedHealth Group, Inc.	70,109	37,170,390
Universal Health Services, Inc., Class B	4,820	679,090
Zimmer Biomet Holdings, Inc.	15,749	2,007,998
		156,775,754

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	18,305	1,475,566
Colgate-Palmolive Co.	62,648	4,936,036
Kimberly-Clark Corp.	25,307	3,435,425
The Clorox Co.	9,278	1,301,982
The Estee Lauder Cos., Inc., Class A	17,350	4,304,708
The Procter & Gamble Co.	177,812	26,949,187
		42,402,904

Insurance 2.4%
Aflac, Inc.	42,473	3,055,508
American International Group, Inc.	55,745	3,525,314
Aon plc, Class A	15,520	4,658,173
Arch Capital Group Ltd. *	27,754	1,742,396
Arthur J. Gallagher & Co.	15,825	2,983,646
Assurant, Inc.	3,964	495,738
Brown & Brown, Inc.	17,595	1,002,387
Chubb Ltd.	31,150	6,871,690
Cincinnati Financial Corp.	11,784	1,206,564
Everest Re Group Ltd.	2,936	972,609
Globe Life, Inc.	6,813	821,307
Lincoln National Corp.	11,542	354,570
Loews Corp.	14,762	861,067
Marsh & McLennan Cos., Inc.	37,223	6,159,662
MetLife, Inc.	49,458	3,579,275
Principal Financial Group, Inc.	17,053	1,431,088
Prudential Financial, Inc.	27,631	2,748,179
The Allstate Corp.	19,916	2,700,610
The Hartford Financial Services Group, Inc.	23,833	1,807,256
The Progressive Corp.	43,906	5,695,047
The Travelers Cos., Inc.	17,588	3,297,574
W.R. Berkley Corp.	15,325	1,112,135
Willis Towers Watson plc	8,108	1,983,055
		59,064,850

Materials 2.7%
Air Products and Chemicals, Inc.	16,641	5,129,755
Albemarle Corp.	8,789	1,905,982
Amcor plc	111,976	1,333,634
Avery Dennison Corp.	6,055	1,095,955
Ball Corp.	23,560	1,204,858
Celanese Corp.	7,491	765,880
CF Industries Holdings, Inc.	14,704	1,252,781
Corteva, Inc.	53,611	3,151,255
Dow, Inc.	52,847	2,662,960
DuPont de Nemours, Inc.	37,312	2,560,723
Eastman Chemical Co.	9,006	733,449
Ecolab, Inc.	18,589	2,705,815
FMC Corp.	9,444	1,178,611
Freeport-McMoRan, Inc.	107,208	4,073,904
International Flavors & Fragrances, Inc.	19,135	2,006,113
International Paper Co.	26,678	923,859
Linde plc	37,095	12,099,647
SECURITY	NUMBER OF SHARES	VALUE ($)
LyondellBasell Industries N.V., Class A	19,046	1,581,389
Martin Marietta Materials, Inc.	4,648	1,570,885
Newmont Corp.	59,533	2,809,958
Nucor Corp.	19,264	2,539,188
Packaging Corp. of America	6,929	886,288
PPG Industries, Inc.	17,630	2,216,796
Sealed Air Corp.	10,819	539,652
Steel Dynamics, Inc.	12,543	1,225,451
The Mosaic Co.	25,528	1,119,913
The Sherwin-Williams Co.	17,693	4,199,080
Vulcan Materials Co.	9,987	1,748,824
Westrock Co.	19,151	673,349
		65,895,954

Media & Entertainment 6.0%
Activision Blizzard, Inc.	53,441	4,090,908
Alphabet, Inc., Class A *	448,168	39,541,863
Alphabet, Inc., Class C *	397,283	35,250,921
Charter Communications, Inc., Class A *	8,066	2,735,181
Comcast Corp., Class A	323,693	11,319,544
DISH Network Corp., Class A *	18,698	262,520
Electronic Arts, Inc.	19,681	2,404,624
Fox Corp., Class A	22,599	686,332
Fox Corp., Class B	10,485	298,298
Live Nation Entertainment, Inc. *	10,688	745,381
Match Group, Inc. *	20,923	868,095
Meta Platforms, Inc., Class A *	168,723	20,304,126
Netflix, Inc. *	33,391	9,846,338
News Corp., Class A	28,730	522,886
News Corp., Class B	8,900	164,116
Omnicom Group, Inc.	15,261	1,244,840
Paramount Global, Class B	38,052	642,318
Take-Two Interactive Software, Inc. *	11,852	1,234,149
The Interpublic Group of Cos., Inc.	29,132	970,387
The Walt Disney Co. *	136,791	11,884,402
Warner Bros Discovery, Inc. *	166,096	1,574,590
		146,591,819

Pharmaceuticals, Biotechnology & Life Sciences 9.2%
AbbVie, Inc.	132,695	21,444,839
Agilent Technologies, Inc.	22,214	3,324,325
Amgen, Inc.	40,035	10,514,792
Biogen, Inc. *	10,808	2,992,951
Bio-Rad Laboratories, Inc., Class A *	1,614	678,671
Bio-Techne Corp.	11,781	976,409
Bristol-Myers Squibb Co.	159,527	11,477,968
Catalent, Inc. *	13,513	608,220
Charles River Laboratories International, Inc. *	3,823	833,032
Danaher Corp.	49,160	13,048,047
Eli Lilly & Co.	59,174	21,648,216
Gilead Sciences, Inc.	94,109	8,079,258
Illumina, Inc. *	11,801	2,386,162
Incyte Corp. *	13,847	1,112,191
IQVIA Holdings, Inc. *	13,935	2,855,142
Johnson & Johnson	196,173	34,653,961
Merck & Co., Inc.	190,237	21,106,795
Mettler-Toledo International, Inc. *	1,675	2,421,129
Moderna, Inc. *	24,790	4,452,780
Organon & Co.	19,206	536,424
PerkinElmer, Inc.	9,456	1,325,920
Pfizer, Inc.	421,175	21,581,007
Regeneron Pharmaceuticals, Inc. *	8,035	5,797,172
Thermo Fisher Scientific, Inc.	29,428	16,205,705
Vertex Pharmaceuticals, Inc. *	19,261	5,562,192
Viatris, Inc.	91,011	1,012,952
See financial notes
Schwab S&P 500 Index Portfolio | Annual Report12

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Waters Corp. *	4,460	1,527,907
West Pharmaceutical Services, Inc.	5,547	1,305,487
Zoetis, Inc.	34,966	5,124,267
		224,593,921

Real Estate 2.7%
Alexandria Real Estate Equities, Inc.	11,208	1,632,669
American Tower Corp.	34,937	7,401,753
AvalonBay Communities, Inc.	10,507	1,697,091
Boston Properties, Inc.	10,733	725,336
Camden Property Trust	8,001	895,152
CBRE Group, Inc., Class A *	23,670	1,821,643
Crown Castle, Inc.	32,495	4,407,622
Digital Realty Trust, Inc.	21,574	2,163,225
Equinix, Inc.	6,944	4,548,528
Equity Residential	25,534	1,506,506
Essex Property Trust, Inc.	4,852	1,028,236
Extra Space Storage, Inc.	10,025	1,475,479
Federal Realty Investment Trust	5,495	555,215
Healthpeak Properties, Inc.	40,198	1,007,764
Host Hotels & Resorts, Inc.	53,684	861,628
Invitation Homes, Inc.	43,684	1,294,794
Iron Mountain, Inc.	21,794	1,086,431
Kimco Realty Corp.	46,425	983,281
Mid-America Apartment Communities, Inc.	8,647	1,357,493
Prologis, Inc.	69,268	7,808,582
Public Storage	11,863	3,323,894
Realty Income Corp.	47,072	2,985,777
Regency Centers Corp.	11,591	724,437
SBA Communications Corp.	8,101	2,270,791
Simon Property Group, Inc.	24,529	2,881,667
UDR, Inc.	22,940	888,466
Ventas, Inc.	29,943	1,348,932
VICI Properties, Inc.	72,289	2,342,164
Vornado Realty Trust	11,991	249,533
Welltower, Inc.	35,458	2,324,272
Weyerhaeuser Co.	55,159	1,709,929
		65,308,290

Retailing 5.4%
Advance Auto Parts, Inc.	4,518	664,281
Amazon.com, Inc. *	665,949	55,939,716
AutoZone, Inc. *	1,424	3,511,840
Bath & Body Works, Inc.	17,186	724,218
Best Buy Co., Inc.	15,021	1,204,834
CarMax, Inc. *	11,859	722,094
Dollar General Corp.	16,924	4,167,535
Dollar Tree, Inc. *	15,793	2,233,762
eBay, Inc.	40,659	1,686,129
Etsy, Inc. *	9,431	1,129,645
Genuine Parts Co.	10,579	1,835,562
LKQ Corp.	19,036	1,016,713
Lowe’s Cos., Inc.	46,568	9,278,208
O'Reilly Automotive, Inc. *	4,695	3,962,721
Pool Corp.	2,927	884,920
Ross Stores, Inc.	26,051	3,023,740
Target Corp.	34,531	5,146,500
The Home Depot, Inc.	76,810	24,261,207
The TJX Cos., Inc.	87,108	6,933,797
Tractor Supply Co.	8,304	1,868,151
Ulta Beauty, Inc. *	3,838	1,800,291
		131,995,864

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc. *	120,970	7,835,227
Analog Devices, Inc.	38,591	6,330,082
Applied Materials, Inc.	64,545	6,285,392
Broadcom, Inc.	30,388	16,990,843
Enphase Energy, Inc. *	10,198	2,702,062
First Solar, Inc. *	7,447	1,115,486
Intel Corp.	309,634	8,183,627
KLA Corp.	10,631	4,008,206
Lam Research Corp.	10,232	4,300,510
Microchip Technology, Inc.	41,265	2,898,866
Micron Technology, Inc.	81,563	4,076,519
Monolithic Power Systems, Inc.	3,351	1,184,947
NVIDIA Corp.	186,828	27,303,044
NXP Semiconductors N.V.	19,448	3,073,367
ON Semiconductor Corp. *	32,498	2,026,900
Qorvo, Inc. *	7,610	689,770
QUALCOMM, Inc.	84,109	9,246,944
Skyworks Solutions, Inc.	12,030	1,096,294
SolarEdge Technologies, Inc. *	4,197	1,188,884
Teradyne, Inc.	11,681	1,020,335
Texas Instruments, Inc.	68,096	11,250,821
		122,808,126

Software & Services 12.7%
Accenture plc, Class A	47,280	12,616,195
Adobe, Inc. *	34,882	11,738,839
Akamai Technologies, Inc. *	11,760	991,368
ANSYS, Inc. *	6,547	1,581,690
Autodesk, Inc. *	16,195	3,026,360
Automatic Data Processing, Inc.	31,130	7,435,712
Broadridge Financial Solutions, Inc.	8,840	1,185,709
Cadence Design Systems, Inc. *	20,582	3,306,292
Ceridian HCM Holding, Inc. *	11,513	738,559
Cognizant Technology Solutions Corp., Class A	38,581	2,206,447
DXC Technology Co. *	17,127	453,866
EPAM Systems, Inc. *	4,318	1,415,181
Fidelity National Information Services, Inc.	44,539	3,021,971
Fiserv, Inc. *	47,654	4,816,390
FleetCor Technologies, Inc. *	5,531	1,015,934
Fortinet, Inc. *	48,706	2,381,236
Gartner, Inc. *	5,935	1,994,991
Gen Digital, Inc.	43,483	931,841
Global Payments, Inc.	20,256	2,011,826
International Business Machines Corp.	67,841	9,558,119
Intuit, Inc.	21,149	8,231,614
Jack Henry & Associates, Inc.	5,470	960,313
Mastercard, Inc., Class A	63,697	22,149,358
Microsoft Corp.	559,331	134,138,760
Oracle Corp.	115,313	9,425,685
Paychex, Inc.	24,073	2,781,876
Paycom Software, Inc. *	3,645	1,131,080
PayPal Holdings, Inc. *	85,538	6,092,016
PTC, Inc. *	7,936	952,637
Roper Technologies, Inc.	7,958	3,438,572
Salesforce, Inc. *	75,032	9,948,493
ServiceNow, Inc. *	15,156	5,884,620
Synopsys, Inc. *	11,473	3,663,214
Tyler Technologies, Inc. *	3,121	1,006,242
VeriSign, Inc. *	6,913	1,420,207
Visa, Inc., Class A	122,684	25,488,828
		309,142,041

See financial notes
13Schwab S&P 500 Index Portfolio | Annual Report

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 7.8%
Amphenol Corp., Class A	44,654	3,399,956
Apple Inc.	1,122,012	145,783,019
Arista Networks, Inc. *	18,574	2,253,955
CDW Corp.	10,157	1,813,837
Cisco Systems, Inc.	308,106	14,678,170
Corning, Inc.	57,134	1,824,860
F5, Inc. *	4,487	643,929
Hewlett Packard Enterprise Co.	96,335	1,537,507
HP, Inc.	66,319	1,781,991
Juniper Networks, Inc.	24,262	775,413
Keysight Technologies, Inc. *	13,415	2,294,904
Motorola Solutions, Inc.	12,548	3,233,745
NetApp, Inc.	16,377	983,603
Seagate Technology Holdings plc	14,410	758,110
TE Connectivity Ltd.	23,861	2,739,243
Teledyne Technologies, Inc. *	3,510	1,403,684
Trimble, Inc. *	18,453	932,984
Western Digital Corp. *	23,930	754,991
Zebra Technologies Corp., Class A *	3,888	996,922
		188,590,823

Telecommunication Services 1.2%
AT&T, Inc.	534,768	9,845,079
Lumen Technologies, Inc.	70,945	370,333
T-Mobile US, Inc. *	44,819	6,274,660
Verizon Communications, Inc.	315,139	12,416,476
		28,906,548

Transportation 1.7%
Alaska Air Group, Inc. *	9,442	405,439
American Airlines Group, Inc. *	48,986	623,102
C.H. Robinson Worldwide, Inc.	8,833	808,750
CSX Corp.	157,754	4,887,219
Delta Air Lines, Inc. *	47,998	1,577,214
Expeditors International of Washington, Inc.	11,929	1,239,662
FedEx Corp.	17,960	3,110,672
JB Hunt Transport Services, Inc.	6,229	1,086,088
Norfolk Southern Corp.	17,372	4,280,808
Old Dominion Freight Line, Inc.	6,786	1,925,731
Southwest Airlines Co. *	44,607	1,501,918
Union Pacific Corp.	46,131	9,552,346
United Airlines Holdings, Inc. *	24,527	924,668
United Parcel Service, Inc., Class B	54,764	9,520,174
		41,443,791

Utilities 3.2%
Alliant Energy Corp.	18,830	1,039,604
Ameren Corp.	19,417	1,726,560
SECURITY	NUMBER OF SHARES	VALUE ($)
American Electric Power Co., Inc.	38,546	3,659,943
American Water Works Co., Inc.	13,643	2,079,466
Atmos Energy Corp.	10,486	1,175,166
CenterPoint Energy, Inc.	47,135	1,413,579
CMS Energy Corp.	21,739	1,376,731
Consolidated Edison, Inc.	26,630	2,538,105
Constellation Energy Corp.	24,538	2,115,421
Dominion Energy, Inc.	62,515	3,833,420
DTE Energy Co.	14,559	1,711,119
Duke Energy Corp.	57,772	5,949,938
Edison International	28,647	1,822,522
Entergy Corp.	15,284	1,719,450
Evergy, Inc.	17,219	1,083,592
Eversource Energy	26,124	2,190,236
Exelon Corp.	74,539	3,222,321
FirstEnergy Corp.	40,798	1,711,068
NextEra Energy, Inc.	149,103	12,465,011
NiSource, Inc.	30,515	836,721
NRG Energy, Inc.	17,295	550,327
PG&E Corp. *	120,892	1,965,704
Pinnacle West Capital Corp.	8,514	647,405
PPL Corp.	55,349	1,617,298
Public Service Enterprise Group, Inc.	37,428	2,293,213
Sempra Energy	23,590	3,645,599
The AES Corp.	50,030	1,438,863
The Southern Co.	81,679	5,832,697
WEC Energy Group, Inc.	23,671	2,219,393
Xcel Energy, Inc.	41,049	2,877,945
		76,758,417
Total Common Stocks (Cost $1,993,016,098)		2,411,006,866
Total Investments in Securities (Cost $1,993,016,098)		2,411,006,866

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/17/23	91	17,567,550	(269,253)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
Below is a summary of the fund’s transactions with affiliated issuers during the period ended December 31, 2022:
SECURITY	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/22	BALANCE OF SHARES HELD AT 12/31/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.4% OF NET ASSETS

Diversified Financials 0.4%
The Charles Schwab Corp.	$4,552,333	$4,947,064	($346,891)	($75,901)	$413,453	$9,490,058	113,981	$51,887
See financial notes
Schwab S&P 500 Index Portfolio | Annual Report14

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of December 31, 2022 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,411,006,866	$—	$—	$2,411,006,866
Liabilities
Futures Contracts[2]	(269,253)	—	—	(269,253)
Total	$2,410,737,613	$—	$—	$2,410,737,613

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
15Schwab S&P 500 Index Portfolio | Annual Report

Schwab S&P 500 Index Portfolio
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at value - affiliated (cost $6,585,395)		$9,490,058
Investments in securities, at value - unaffiliated (cost $1,986,430,703)		2,401,516,808
Cash		10,183,338
Deposit with broker for futures contracts		943,400
Receivables:
Fund shares sold		6,213,697
Dividends	+	2,013,459
Total assets		2,430,360,760

Liabilities
Payables:
Fund shares redeemed		509,789
Investment adviser fees		60,617
Variation margin on futures contracts	+	31,499
Total liabilities		601,905
Net assets		$2,429,758,855

Net Assets by Source
Capital received from investors		$2,029,076,784
Total distributable earnings	+	400,682,071
Net assets		$2,429,758,855

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,429,758,855		43,093,870		$56.38

See financial notes
Schwab S&P 500 Index Portfolio | Annual Report16

Schwab S&P 500 Index Portfolio
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $6,492)		$23,949,387
Interest received from securities - unaffiliated		60,273
Dividends received from securities - affiliated		51,887
Securities on loan, net	+	157
Total investment income		24,061,704

Expenses
Investment adviser fees		446,552
Proxy fees[1]	+	11,925
Total expenses	–	458,477
Net investment income		23,603,227

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(75,901)
Net realized losses on sales of securities - unaffiliated		(22,275,782)
Net realized losses on futures contracts	+	(1,642,681)
Net realized losses		(23,994,364)
Net change in unrealized appreciation (depreciation) on securities - affiliated		413,453
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(286,659,909)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(430,052)
Net change in unrealized appreciation (depreciation)	+	(286,676,508)
Net realized and unrealized losses		(310,670,872)
Decrease in net assets resulting from operations		($287,067,645)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
17Schwab S&P 500 Index Portfolio | Annual Report

Schwab S&P 500 Index Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$23,603,227	$15,981,303
Net realized gains (losses)		(23,994,364)	8,570,083
Net change in unrealized appreciation (depreciation)	+	(286,676,508)	272,288,798
Increase (decrease) in net assets resulting from operations		($287,067,645)	$296,840,184

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($25,887,212)	($15,017,859)

TRANSACTIONS IN FUND SHARES
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		26,590,753	$1,541,744,983	7,110,963	$452,221,843
Shares reinvested		469,652	25,887,212	238,190	15,017,859
Shares redeemed	+	(4,810,109)	(292,503,530)	(3,588,771)	(228,019,959)
Net transactions in fund shares		22,250,296	$1,275,128,665	3,760,382	$239,219,743

SHARES OUTSTANDING AND NET ASSETS
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,843,574	$1,467,585,047	17,083,192	$946,542,979
Total increase	+	22,250,296	962,173,808	3,760,382	521,042,068
End of period		43,093,870	$2,429,758,855	20,843,574	$1,467,585,047
See financial notes
Schwab S&P 500 Index Portfolio | Annual Report18

Schwab S&P 500 Index Portfolio
Financial Notes

1. Business Structure of the Fund:
Schwab S&P 500 Index Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies, and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2022, 100% of the fund’s shares were held through separate accounts of six insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of
19Schwab S&P 500 Index Portfolio | Annual Report

Schwab S&P 500 Index Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, exchange-traded funds, and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Cash Management Transactions: Effective May 23, 2022 Brown Brothers Harriman & Co. (BBH) was replaced by Citibank, N.A as custodian of the fund. The fund no longer subscribes to the BBH Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep was an investment product that automatically swept the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allowed the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
offshore deposit, was subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund assumed the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit was ultimately placed. The fund terminated the CMS Sweep program and cash was returned to the fund prior to terminating services with BBH.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of December 31, 2022, the fund had no securities on loan.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities funds are recorded on the date they are effective (the ex-dividend date).
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between the investment adviser and the fund, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
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Schwab S&P 500 Index Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Market disruptions could cause delays in the index’s rebalancing schedule which may result in the index and, in turn, the fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
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Financial Notes (continued)

3. Risk Factors (continued):
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, or asset class.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.03% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers section) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2022, the fund’s purchases and sales of securities with other funds in the Fund Complex was $405,138,792 and $4,288,883, respectively, and includes realized losses of $1,943,640.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex . All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Schwab S&P 500 Index Portfolio
Financial Notes (continued)

 5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 29, 2022. On September 29, 2022, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1 billion, maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex, in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2022, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$1,406,558,765	$139,827,615

8. Derivatives:
The fund entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The value and variation margin on futures contracts held at December 31, 2022 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended December 31, 2022, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
Notional Amount	Number of Contracts
$7,314,487	36

9. Federal Income Taxes:
As of December 31, 2022, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$2,024,446,628	$465,879,976	($79,588,991)	$386,290,985
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Financial Notes (continued)

9. Federal Income Taxes (continued):
As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$23,601,993	$386,290,985	($9,210,907)	$400,682,071
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales and realization for tax purposes of unrealized gains (losses) on futures contracts. The tax cost of the fund’s investments, disclosed above, has been adjusted from the book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2022, the fund had capital loss carryforwards of $9,210,907.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$19,219,296	$6,667,916	$15,017,859	$—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2022, the fund did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab S&P 500 Index Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab S&P 500 Index Portfolio
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab S&P 500 Index Portfolio (the “Fund”), one of the funds constituting Schwab Annuity Portfolios, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2023
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Other Federal Tax Information (unaudited)

For corporate shareholders, 79.29% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2022, qualify for the corporate dividends received deduction.
Under section 852(b)(3)(C) of the Internal Revenue Code, the fund hereby designates $6,667,916 as long-term capital gain dividends for the fiscal year ended December 31, 2022.
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Schwab S&P 500 Index Portfolio
Liquidity Risk Management Program  (unaudited)

The fund has adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated the fund’s investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The fund’s Board reviewed a report at its meeting held on September 19, 2022 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2021, through May 31, 2022, which included individual fund liquidity metrics. No significant liquidity events impacting the fund were noted in the report. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing the fund’s liquidity risk.
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Schwab S&P 500 Index Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None
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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		105	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

31Schwab S&P 500 Index Portfolio | Annual Report

Schwab S&P 500 Index Portfolio
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab S&P 500 Index Portfolio | Annual Report32

Notes

Notes

Notes

Annual Report | December 31, 2022
Schwab VIT Balanced Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM

Schwab VIT Balanced Portfolio
The Investment Environment

For the 12-month reporting period ended December 31, 2022, several key U.S. stock indices posted their largest calendar year drop since the 2008 recession and the Bloomberg US Aggregate Bond Index suffered its worst calendar year performance since its inception in 1976, with longer-term bonds underperforming shorter-term bonds. Inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. Oil prices peaked at over $120 per barrel in early March as sanctions were imposed on Russian imports—and again in June on supply-and-demand imbalances—but retreated through most of the rest of the reporting period, ending it at just over $80 per barrel. The U.S. dollar strengthened against a basket of international currencies over the reporting period, generally decreasing the returns on overseas investments in U.S. dollar terms. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -18.11%. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -14.45%. Emerging market equities were weaker, with the MSCI Emerging Markets Index (Net)* returning -20.09%. Among U.S. and international bonds, the Bloomberg US Aggregate Bond Index returned -13.01% and the FTSE non-US Dollar World Government Bond Index returned -22.07%.
As inflation continued to rise and U.S. Federal Reserve (Fed) monetary policy shifted, bond yields began to climb early in 2022, for the most part maintaining that trajectory through the first three quarters of the year, exerting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.) In the final quarter, longer-term yields became more volatile and prices rebounded slightly, leading to an inversion of certain parts of the yield curve. Over the reporting period, the yield on the 10-year U.S. Treasury rose from 1.52% to 3.88%. Short-term rates also rose sharply, with the yield on the three-month U.S. Treasury climbing from 0.06% to 4.42% over the reporting period, ending the year just slightly off its one-year high.
Asset Class Performance Comparison % returns during the 12 months ended December 31, 2022

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab VIT Balanced Portfolio | Annual Report2

Schwab VIT Balanced Portfolio
The Investment Environment (continued)

In the United States, amid fading government stimuli, ongoing supply chain disruptions, persisting inflation, and a widening U.S. trade deficit, gross domestic product (GDP) contracted for the first two quarters of 2022, decreasing at an annualized rate of -1.6% and -0.6% for the first and second quarters, respectively. GDP grew at an annualized rate of 3.2% for the third quarter of 2022, driven primarily by energy exports and consumer spending. Inflation rose steadily in the first half of the year, hitting a 40-year high in June, before declining through the end of the reporting period as certain consumer and energy prices began to recede. The unemployment rate remained low despite inflationary pressures, ending the reporting period at pre-pandemic lows.
Outside the United States, conditions were similar. The eurozone, despite considerable headwinds, managed to maintain positive, albeit waning, GDP growth for the first, second, and third quarters of 2022 on easing COVID-19 restrictions and an increase in tourism in response to pent-up demand. The United Kingdom posted small gains in GDP growth for the first two quarters of 2022, in part driven by increases in COVID-19 testing and tracing and an expansion of its vaccination program but contracted slightly in the third quarter of 2022 on reduced household spending. Among emerging markets, China’s GDP growth turned negative for the second quarter as it dealt with numerous headwinds including lockdowns and quarantines, declining domestic consumption, and a severe property downturn, but by the third quarter, GDP growth was again positive, buoyed by a series of policies and stimuli implemented to revive economic activity. India’s GDP growth remained positive throughout the reporting period, and was particularly strong in the second quarter, but third-quarter GDP growth waned as high prices and rising interest rates weighed on demand.
Monetary policy around the world varied as central banks responded to the rapidly changing conditions. In the United States, after maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March 2022, the Fed shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed raised the federal funds rate seven times during the reporting period—by 0.25% in mid-March, 0.50% in early May, 0.75% in mid-June, 0.75% in late July, 0.75% in late September, 0.75% in early November, and 0.50% in mid-December. The federal funds rate ended the reporting period in a range of 4.25% to 4.50%. The Fed wrapped up its bond-buying program in March, and in June began to reduce the $9 trillion in assets held on its balance sheet, vowing to be even more aggressive than during its last round of quantitative tightening between 2017 and 2019. In developed international countries, central banks wrestled with similar issues. After holding its policy rate unchanged since March 2016, at 0.00%, the European Central Bank raised its interest rate four times over the reporting period in an effort to dampen demand and control inflation, which in October rose into double-digits. The Bank of England raised its key official bank rate eight times during the reporting period, bringing borrowing costs to a 14-year high as the Bank of England wrestled with soaring inflation. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but in late December unexpectedly announced that it would widen the band around the yield target on its 10-year government bond, which pushed the yen higher and effectively marked the end of an extended period in which Japan was the only major developed country to resist raising rates. Monetary policy rates in emerging markets for the most part rose, with a few exceptions. Central banks in India, Indonesia, Brazil, Mexico, and Pakistan all raised their rates multiple times over the reporting period to counteract the impacts of inflation. In contrast, China cut its prime rate twice during the period, in part following a resurgence of COVID-19 cases and a lingering property downturn. Russia, which had raised its benchmark policy rate to 20% in late February amid the broadening fallout of Western sanctions in retaliation against Russia’s invasion of Ukraine, subsequently reduced it multiple times by the end of the reporting period.
3Schwab VIT Balanced Portfolio | Annual Report

Schwab VIT Balanced Portfolio
Portfolio Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the fund. Prior to joining Schwab in 2012, Ms. Tang was a product manager at Thomson
Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as
BlackRock).

Drew Hayes, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the fund. Mr. Hayes has been with Schwab since 2006. Before becoming a portfolio manager, he spent seven years as a senior fixed income specialist for Schwab Wealth Advisory, Inc. Prior to that, he worked as a bond investment specialist for two years and as a registered representative for two years for Charles
Schwab & Co., Inc.

Patrick Kwok, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the fund. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to 2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank Collective Investment
Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at
State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab VIT Balanced Portfolio | Annual Report4

Schwab VIT Balanced Portfolio as of December 31, 2022

The Schwab VIT Balanced Portfolio (the fund) seeks long-term capital appreciation and income. To pursue its goal, the fund aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed-income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.
The fund is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs) from Schwab Funds. The fund may also invest in affiliated mutual funds from Schwab Funds and unaffiliated third-party ETFs and mutual funds. The fund uses the internally calculated VIT Balanced Composite Index (the composite index) as a performance gauge. The components that make up the composite index may vary over time. For index definition, please see the Glossary.
Market Highlights. For the 12-month reporting period ended December 31, 2022, several key U.S. stock indices posted their largest calendar year drop since the 2008 recession and the Bloomberg US Aggregate Bond Index suffered its worst calendar year performance since its inception in 1976, with longer-term bonds underperforming shorter-term bonds. Inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. Oil prices peaked at over $120 per barrel in early March as sanctions were imposed on Russian imports—and again in June on supply-and-demand imbalances—but retreated through most of the rest of the reporting period, ending it at just over $80 per barrel. The U.S. dollar strengthened against a basket of international currencies over the reporting period, generally decreasing the returns on overseas investments in U.S. dollar terms. As inflation continued to rise and U.S. Federal Reserve monetary policy shifted, bond yields began to climb early in 2022, for the most part maintaining that trajectory through the first three quarters of the year, exerting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended December 31, 2022, the fund returned -14.71%. The Dow Jones U.S. Total Stock Market Index and the Bloomberg US Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned -19.53% and -13.01%, respectively. The composite index, described above, returned -14.15%.
Positioning and Strategies. The fund’s allocations were broadly in line with those of the composite index.
The fund’s fixed-income exposure detracted the most from the total return of the fund. The Schwab U.S. Aggregate Bond ETF was the largest detractor from the total return of the fund, returning approximately -13% for the reporting period and generally tracking its comparative index component. The Schwab U.S. TIPS ETF and the Schwab Short-Term U.S. Treasury ETF also detracted from the total return of the fund, returning approximately -12% and -4%, respectively, for the reporting period and generally tracking their respective comparative index components.
The fund’s U.S. equity exposure detracted from the total return of the fund. The Schwab U.S. Large-Cap ETF and the Schwab U.S. Small-Cap ETF detracted from the total return of the fund, returning approximately -19% and -20%, respectively, for the reporting period and generally tracking their respective comparative index components.
The fund’s international equity exposure detracted from the total return of the fund. The Schwab International Equity ETF and the Schwab Emerging Markets Equity ETF detracted from the total return of the fund, returning approximately -15% and -18%, respectively, for the reporting period and generally tracking their respective comparative index components. The Schwab International Small-Cap Equity ETF was the smallest detractor from the total return of the fund, returning approximately -22% for the reporting period and generally tracking its comparative index component.
The fund’s real estate exposure, the Schwab U.S. REIT ETF, also detracted from the total return of the fund, returning approximately -25% for the reporting period and generally tracking its comparative index component.

Management views and portfolio holdings may have changed since the report date.
5Schwab VIT Balanced Portfolio | Annual Report

Schwab VIT Balanced Portfolio
Performance and Fund Facts as of December 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (December 31, 2012 – December 31, 2022)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab VIT Balanced Portfolio (07/25/12)	-14.71%	1.70%	3.18%
S&P 500® Index	-18.11%	9.42%	12.56%
Bloomberg US Aggregate Bond Index	-13.01%	0.02%	1.06%
VIT Balanced Composite Index	-14.15%	2.31%	3.86%
Fund Category: Morningstar Allocation – 30% to 50% Equity[2]	-14.39%	2.28%	4.20%
Fund Expense Ratio[3]: 0.57%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the Financial Highlights section of the financial statements.
Schwab VIT Balanced Portfolio | Annual Report6

Schwab VIT Balanced Portfolio
Performance and Fund Facts as of December 31, 2022 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	19%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity, fixed-income, or other securities or investments, as appropriate, consistent with its investment objectives, strategies, and policies.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
7Schwab VIT Balanced Portfolio | Annual Report

Schwab VIT Balanced Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2022 and held through December 31, 2022.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 7/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/22[2]	EXPENSES PAID DURING PERIOD 7/1/22-12/31/22[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 7/1/22-12/31/22[4,5]
Schwab VIT Balanced Portfolio
Actual Return	0.53%	0.58%	$1,000.00	$991.20	$2.66	$2.91
Hypothetical 5% Return	0.53%	0.58%	$1,000.00	$1,022.53	$2.70	$2.96

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by
365 days in the fiscal year.

Schwab VIT Balanced Portfolio | Annual Report8

Schwab VIT Balanced Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$14.99	$14.04	$13.25	$11.82	$12.58
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.21	0.20	0.25	0.23
Net realized and unrealized gains (losses)	(2.42)	0.93	0.86	1.42	(0.80)
Total from investment operations	(2.20)	1.14	1.06	1.67	(0.57)
Less distributions:
Distributions from net investment income	(0.21)	(0.19)	(0.24)	(0.22)	(0.17)
Distributions from net realized gains	(0.25)	(0.00)[2]	(0.03)	(0.02)	(0.02)
Total distributions	(0.46)	(0.19)	(0.27)	(0.24)	(0.19)
Net asset value at end of period	$12.33	$14.99	$14.04	$13.25	$11.82
Total return	(14.71%)	8.19%	8.23%	14.24%	(4.63%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.53%[4]	0.52%	0.54%	0.56%	0.55%
Gross operating expenses[3]	0.53%[4]	0.52%	0.54%	0.56%	0.55%
Net investment income (loss)	1.70%	1.42%	1.53%	1.97%	1.87%
Portfolio turnover rate	19%	13%	38%	15%	9%
Net assets, end of period (x 1,000)	$74,061	$92,777	$83,577	$75,883	$66,475

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
9Schwab VIT Balanced Portfolio | Annual Report

Schwab VIT Balanced Portfolio
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, typically 60-80 days after the end of the fund’s fiscal quarter.

SECURITY	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/22	BALANCE OF SHARES HELD AT 12/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.7% OF NET ASSETS

U.S. Stocks 23.0%
Large-Cap 19.0%
Schwab U.S. Large-Cap ETF	$17,744,083	$3,744,631	($3,835,442)	$205,487	($3,778,867)	$14,079,892	311,847	$231,671
Small-Cap 4.0%
Schwab U.S. Small-Cap ETF	3,732,787	751,669	(751,128)	(52,979)	(714,895)	2,965,454	73,203	40,988
						17,045,346

International Stocks 18.1%
Developed Markets 13.1%
Schwab International Equity ETF	10,229,845	1,891,515	(2,285,041)	(99,640)	(1,561,491)	8,175,188	253,809	230,404
Schwab International Small-Cap Equity ETF	1,865,262	357,437	(298,177)	(31,304)	(389,991)	1,503,227	47,767	26,774
						9,678,415
Emerging Markets 5.0%
Schwab Emerging Markets Equity ETF	4,572,025	729,903	(684,116)	(92,555)	(800,498)	3,724,759	157,362	106,924
						13,403,174

Real Estate 6.0%
U.S. REITs 6.0%
Schwab U.S. REIT ETF	5,680,561	1,141,689	(930,713)	84,925	(1,529,230)	4,447,232	230,546	107,951

Fixed Income 49.3%
Inflation-Protected Bond 3.7%
Schwab U.S. TIPS ETF	3,402,978	340,712	(399,249)	(21,186)	(562,227)	2,761,028	53,312	195,534
Intermediate-Term Bond 36.5%
Schwab U.S. Aggregate Bond ETF	33,519,116	5,121,147	(6,554,560)	(691,165)	(4,380,694)	27,013,844	591,760	729,207
Treasury Bond 9.1%
Schwab Short-Term U.S. Treasury ETF	8,325,874	998,201	(2,193,190)	(87,003)	(318,454)	6,725,428	139,416	93,368
						36,500,300

Money Market Funds 3.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.42% (b)	2,403,051	40,108	—	—	5	2,443,164	2,442,431	40,318
Total Affiliated Underlying Funds (Cost $68,305,196)	$91,475,582	$15,117,012	($17,931,616)	($785,420)	($14,036,342)	$73,839,216		$1,803,139
Total Investments in Securities (Cost $68,305,196)						$73,839,216

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

See financial notes
Schwab VIT Balanced Portfolio | Annual Report10

Schwab VIT Balanced Portfolio
Portfolio Holdings  as of December 31, 2022 (continued)

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At December 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
11Schwab VIT Balanced Portfolio | Annual Report

Schwab VIT Balanced Portfolio
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at value - affiliated (cost $68,305,196)		$73,839,216
Cash		478,942
Receivables:
Investments sold		580,346
Dividends		13,319
Prepaid expenses	+	186
Total assets		74,912,009

Liabilities
Payables:
Investments bought		587,334
Fund shares redeemed		198,588
Investment adviser and administrator fees		30,995
Independent trustees’ fees		31
Accrued expenses	+	34,286
Total liabilities		851,234
Net assets		$74,060,775

Net Assets by Source
Capital received from investors		$68,607,557
Total distributable earnings	+	5,453,218
Net assets		$74,060,775

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$74,060,775		6,005,552		$12.33

See financial notes
Schwab VIT Balanced Portfolio | Annual Report12

Schwab VIT Balanced Portfolio
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Dividends received from securities - affiliated		$1,803,139
Interest received from securities - unaffiliated	+	4,287
Total investment income		1,807,426

Expenses
Investment adviser and administrator fees		365,137
Professional fees		22,114
Portfolio accounting fees		12,146
Independent trustees’ fees		11,637
Shareholder reports		10,075
Custodian fees		1,855
Proxy fees[1]		1,671
Transfer agent fees		637
Other expenses	+	3,278
Total expenses	–	428,550
Net investment income		1,378,876

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(785,420)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(14,036,342)
Net realized and unrealized losses		(14,821,762)
Decrease in net assets resulting from operations		($13,442,886)

[1]	Proxy fees are non-routine expenses (see financial note 4 for additional information).
See financial notes
13Schwab VIT Balanced Portfolio | Annual Report

Schwab VIT Balanced Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$1,378,876	$1,257,633
Net realized gains (losses)		(785,420)	1,491,073
Net change in unrealized appreciation (depreciation)	+	(14,036,342)	4,105,072
Increase (decrease) in net assets resulting from operations		($13,442,886)	$6,853,778

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,780,278)	($1,172,672)

TRANSACTIONS IN FUND SHARES
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		799,054	$10,814,402	1,041,182	$15,151,379
Shares reinvested		223,495	2,780,278	80,101	1,172,672
Shares redeemed	+	(1,206,933)	(16,087,896)	(883,201)	(12,804,877)
Net transactions in fund shares		(184,384)	($2,493,216)	238,082	$3,519,174

SHARES OUTSTANDING AND NET ASSETS
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,189,936	$92,777,155	5,951,854	$83,576,875
Total increase (decrease)	+	(184,384)	(18,716,380)	238,082	9,200,280
End of period		6,005,552	$74,060,775	6,189,936	$92,777,155
See financial notes
Schwab VIT Balanced Portfolio | Annual Report14

Schwab VIT Balanced Portfolio
Financial Notes

1. Business Structure of the Fund:
Schwab VIT Balanced Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is a “fund of funds” which primarily invests in affiliated Schwab Exchange-Traded Funds (ETFs). The fund may also invest in affiliated mutual funds from Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as "underlying funds"). The fund may also invest directly in equity or fixed-income securities, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies, and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2022, 100% of the fund’s shares were held through separate accounts of five insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
15Schwab VIT Balanced Portfolio | Annual Report

Schwab VIT Balanced Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and underlying funds. Underlying funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with
Schwab VIT Balanced Portfolio | Annual Report16

Schwab VIT Balanced Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of December 31, 2022, the fund had no securities on loan.
Cash Management Transactions: Effective May 23, 2022 Brown Brothers Harriman & Co. (BBH) was replaced by Citibank, N.A as custodian of the fund. The fund no longer subscribes to the BBH Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep was an investment product that automatically swept the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allowed the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, was subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund assumed the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit was ultimately placed. The fund terminated the CMS Sweep program and cash was returned to the fund prior to terminating services with BBH.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
17Schwab VIT Balanced Portfolio | Annual Report

Schwab VIT Balanced Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
Schwab VIT Balanced Portfolio | Annual Report18

Schwab VIT Balanced Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
• Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
• Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
• Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of an underlying fund’s investment being adversely affected.
• Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
• Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
• Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
• Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
• Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a rise in interest rates generally causes an underlying fund’s share price to fall. The longer an underlying fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the underlying fund invests.
19Schwab VIT Balanced Portfolio | Annual Report

Schwab VIT Balanced Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
• Credit Risk. A decline in the credit quality of an issuer or guarantor of a portfolio investment could cause an underlying fund to lose money or underperform. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
• Prepayment and Extension Risk. Certain fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause an underlying fund to forgo future interest income on the portion of the security’s principal repaid early and force the underlying fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the underlying fund’s performance.
• U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers such as the Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Certain securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
• Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
• Real Estate Investment Trusts (REITs) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
• Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in fair value during periods of rising interest rates. Certain of the mortgage-backed securities in which an underlying fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause an underlying fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through to-be-announced (TBA) transactions. An underlying fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
• Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
• Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
• Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
Schwab VIT Balanced Portfolio | Annual Report20

Schwab VIT Balanced Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
• Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
• Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
• Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.
• Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
• Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
• Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
• Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
21Schwab VIT Balanced Portfolio | Annual Report

Schwab VIT Balanced Portfolio
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Expense Limitation
The investment adviser and its affiliates have agreed with the fund, for so long as the investment adviser serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of December 31, 2022, the Schwab VIT Balanced Portfolio’s ownership percentages of other related funds’ shares are:
Schwab Emerging Markets Equity ETF	0.0%*
Schwab International Equity ETF	0.0%*
Schwab International Small-Cap Equity ETF	0.0%*
Schwab Short-Term U.S. Treasury ETF	0.1%
Schwab U.S. Aggregate Bond ETF	0.4%
Schwab U.S. Large-Cap ETF	0.0%*
Schwab U.S. REIT ETF	0.1%
Schwab U.S. Small-Cap ETF	0.0%*
Schwab U.S. TIPS ETF	0.0%*
Schwab Variable Share Price Money Fund, Ultra Shares	0.1%

*	Less than 0.05%
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers section) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2022, the fund’s purchases and sales of securities with other funds in the Fund Complex was $290,151 and $237,206 respectively, and includes realized losses of $14,301.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to the Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
Schwab VIT Balanced Portfolio | Annual Report22

Schwab VIT Balanced Portfolio
Financial Notes (continued)

 6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 29, 2022. On September 29, 2022, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1 billion, maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended December 31, 2022, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$15,117,012	$17,931,616

8. Federal Income Taxes:
As of December 31, 2022, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$69,361,216	$10,188,450	($5,710,450)	$4,478,000
As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$1,378,169	$4,478,000	($402,951)	$5,453,218
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2022, the fund had capital loss carryforwards of $402,951.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$1,333,602	$1,446,676	$1,172,672	$—
23Schwab VIT Balanced Portfolio | Annual Report

Schwab VIT Balanced Portfolio
Financial Notes (continued)

8. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2022, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab VIT Balanced Portfolio | Annual Report24

Schwab VIT Balanced Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab VIT Balanced Portfolio
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab VIT Balanced Portfolio (the “Fund”), one of the funds constituting Schwab Annuity Portfolios, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2023
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab VIT Balanced Portfolio
Other Federal Tax Information (unaudited)

The fund may elect to pass through, under section 853(a) of the Internal Revenue Code, the foreign tax credit of $35,479 to its shareholders for the fiscal year ended December 31, 2022. The respective foreign source income on the fund is $360,521.
For corporate shareholders, 18.43% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2022, qualify for the corporate dividends received deduction.
Under section 852(b)(3)(C) of the Internal Revenue Code, the fund hereby designates $1,446,676 as long-term capital gain dividends for the fiscal year ended December 31, 2022.
For the fiscal year ended December 31, 2022, the fund designates 78.78% of dividend income as business interest income under section 163(j) of the Internal Revenue Code.
Schwab VIT Balanced Portfolio | Annual Report26

Schwab VIT Balanced Portfolio
Liquidity Risk Management Program  (unaudited)

The fund has adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated the fund’s investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The fund’s Board reviewed a report at its meeting held on September 19, 2022 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2021, through May 31, 2022, which included individual fund liquidity metrics. No significant liquidity events impacting the fund were noted in the report. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing the fund’s liquidity risk.
27Schwab VIT Balanced Portfolio | Annual Report

Schwab VIT Balanced Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None
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Schwab VIT Balanced Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None
29Schwab VIT Balanced Portfolio | Annual Report

Schwab VIT Balanced Portfolio

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		105	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

Schwab VIT Balanced Portfolio | Annual Report30

Schwab VIT Balanced Portfolio
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
31Schwab VIT Balanced Portfolio | Annual Report

Schwab VIT Balanced Portfolio
Glossary

Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 1–3 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 3–10 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
Dow Jones Equity All REIT Capped Index A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights great than 5% exceeds 25%.
Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
FTSE Developed ex US Index (Net)  An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net) An index comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)  An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE non-US Dollar World Government Bond Index A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
Schwab VIT Balanced Portfolio | Annual Report32

Schwab VIT Balanced Portfolio
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net) A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
VIT Balanced Composite Index A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective July 1, 2020: 36.3% Bloomberg US Aggregate Bond Index, 9.0% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 3.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 6.0% Dow Jones Equity All REIT Capped Index, 19.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 4.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 5.0% FTSE All Emerging Index (Net), 11.0% FTSE Developed ex US Index
(Net), and 2.0% FTSE Developed Small Cap ex US Liquid Index (Net). From April 29, 2020 through June 30, 2020, the blended index was derived using the following allocations: 36.3% Bloomberg US Aggregate Bond Index, 9.0% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 3.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 6.0% Dow Jones U.S. Select REIT Index, 19.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 4.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 5.0% FTSE All Emerging Index (Net), 11.0% FTSE Developed ex US Index (Net), and 2.0% FTSE Developed Small Cap ex US Liquid Index (Net). From June 8, 2016 through April 28, 2020, the blended index was derived using the following allocations: 2% Bloomberg Global Treasury ex-US Capped Index, 34% Bloomberg US Aggregate Bond Index, 15% Bloomberg US Treasury Bills 1-3 Month Index, 2% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 15% Dow Jones U.S. Large-Cap Total Stock Market Index, 4% Dow Jones U.S. Small-Cap Total Stock Market Index, 5% FTSE All Emerging Index (Net), 11% FTSE Developed ex US Index (Net), 2% FTSE Developed Small Cap ex US Liquid Index (Net), and 1% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 15% Dow Jones U.S. Large-Cap Total Stock Market Index, 4% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 11% FTSE Developed ex US Index (Net), 2% FTSE Developed Small Cap ex US Liquid Index (Net), 5% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 3% Dow Jones UBS Commodity Index, 2% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 12% Bloomberg US Treasury 3-10 Year Index, 2% Bloomberg US Aggregate: Agencies Index, 6% Bloomberg US Credit Index, 13% Bloomberg US Mortgage Backed Securities Index, 2% Bloomberg Global Treasury ex-US Capped Index, 1% Bloomberg High Yield Bond Very Liquid Index, and 15% Bloomberg US Treasury Bills 1–3 Month Index.
33Schwab VIT Balanced Portfolio | Annual Report

Notes

Notes

Annual Report | December 31, 2022
Schwab VIT Balanced with Growth Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM

Schwab VIT Balanced with Growth Portfolio
The Investment Environment

For the 12-month reporting period ended December 31, 2022, several key U.S. stock indices posted their largest calendar year drop since the 2008 recession and the Bloomberg US Aggregate Bond Index suffered its worst calendar year performance since its inception in 1976, with longer-term bonds underperforming shorter-term bonds. Inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. Oil prices peaked at over $120 per barrel in early March as sanctions were imposed on Russian imports—and again in June on supply-and-demand imbalances—but retreated through most of the rest of the reporting period, ending it at just over $80 per barrel. The U.S. dollar strengthened against a basket of international currencies over the reporting period, generally decreasing the returns on overseas investments in U.S. dollar terms. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -18.11%. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -14.45%. Emerging market equities were weaker, with the MSCI Emerging Markets Index (Net)* returning -20.09%. Among U.S. and international bonds, the Bloomberg US Aggregate Bond Index returned -13.01% and the FTSE non-US Dollar World Government Bond Index returned -22.07%.
As inflation continued to rise and U.S. Federal Reserve (Fed) monetary policy shifted, bond yields began to climb early in 2022, for the most part maintaining that trajectory through the first three quarters of the year, exerting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.) In the final quarter, longer-term yields became more volatile and prices rebounded slightly, leading to an inversion of certain parts of the yield curve. Over the reporting period, the yield on the 10-year U.S. Treasury rose from 1.52% to 3.88%. Short-term rates also rose sharply, with the yield on the three-month U.S. Treasury climbing from 0.06% to 4.42% over the reporting period, ending the year just slightly off its one-year high.
Asset Class Performance Comparison % returns during the 12 months ended December 31, 2022

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab VIT Balanced with Growth Portfolio | Annual Report2

Schwab VIT Balanced with Growth Portfolio
The Investment Environment (continued)

In the United States, amid fading government stimuli, ongoing supply chain disruptions, persisting inflation, and a widening U.S. trade deficit, gross domestic product (GDP) contracted for the first two quarters of 2022, decreasing at an annualized rate of -1.6% and -0.6% for the first and second quarters, respectively. GDP grew at an annualized rate of 3.2% for the third quarter of 2022, driven primarily by energy exports and consumer spending. Inflation rose steadily in the first half of the year, hitting a 40-year high in June, before declining through the end of the reporting period as certain consumer and energy prices began to recede. The unemployment rate remained low despite inflationary pressures, ending the reporting period at pre-pandemic lows.
Outside the United States, conditions were similar. The eurozone, despite considerable headwinds, managed to maintain positive, albeit waning, GDP growth for the first, second, and third quarters of 2022 on easing COVID-19 restrictions and an increase in tourism in response to pent-up demand. The United Kingdom posted small gains in GDP growth for the first two quarters of 2022, in part driven by increases in COVID-19 testing and tracing and an expansion of its vaccination program but contracted slightly in the third quarter of 2022 on reduced household spending. Among emerging markets, China’s GDP growth turned negative for the second quarter as it dealt with numerous headwinds including lockdowns and quarantines, declining domestic consumption, and a severe property downturn, but by the third quarter, GDP growth was again positive, buoyed by a series of policies and stimuli implemented to revive economic activity. India’s GDP growth remained positive throughout the reporting period, and was particularly strong in the second quarter, but third-quarter GDP growth waned as high prices and rising interest rates weighed on demand.
Monetary policy around the world varied as central banks responded to the rapidly changing conditions. In the United States, after maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March 2022, the Fed shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed raised the federal funds rate seven times during the reporting period—by 0.25% in mid-March, 0.50% in early May, 0.75% in mid-June, 0.75% in late July, 0.75% in late September, 0.75% in early November, and 0.50% in mid-December. The federal funds rate ended the reporting period in a range of 4.25% to 4.50%. The Fed wrapped up its bond-buying program in March, and in June began to reduce the $9 trillion in assets held on its balance sheet, vowing to be even more aggressive than during its last round of quantitative tightening between 2017 and 2019. In developed international countries, central banks wrestled with similar issues. After holding its policy rate unchanged since March 2016, at 0.00%, the European Central Bank raised its interest rate four times over the reporting period in an effort to dampen demand and control inflation, which in October rose into double-digits. The Bank of England raised its key official bank rate eight times during the reporting period, bringing borrowing costs to a 14-year high as the Bank of England wrestled with soaring inflation. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but in late December unexpectedly announced that it would widen the band around the yield target on its 10-year government bond, which pushed the yen higher and effectively marked the end of an extended period in which Japan was the only major developed country to resist raising rates. Monetary policy rates in emerging markets for the most part rose, with a few exceptions. Central banks in India, Indonesia, Brazil, Mexico, and Pakistan all raised their rates multiple times over the reporting period to counteract the impacts of inflation. In contrast, China cut its prime rate twice during the period, in part following a resurgence of COVID-19 cases and a lingering property downturn. Russia, which had raised its benchmark policy rate to 20% in late February amid the broadening fallout of Western sanctions in retaliation against Russia’s invasion of Ukraine, subsequently reduced it multiple times by the end of the reporting period.
3Schwab VIT Balanced with Growth Portfolio | Annual Report

Schwab VIT Balanced with Growth Portfolio
Portfolio Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the fund. Prior to joining Schwab in 2012, Ms. Tang was a product manager at Thomson
Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as
BlackRock).

Drew Hayes, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the fund. Mr. Hayes has been with Schwab since 2006. Before becoming a portfolio manager, he spent seven years as a senior fixed income specialist for Schwab Wealth Advisory, Inc. Prior to that, he worked as a bond investment specialist for two years and as a registered representative for two years for Charles
Schwab & Co., Inc.

Patrick Kwok, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the fund. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to 2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank Collective Investment
Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at
State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab VIT Balanced with Growth Portfolio | Annual Report4

Schwab VIT Balanced with Growth Portfolio as of December 31, 2022

The Schwab VIT Balanced with Growth Portfolio (the fund) seeks long-term capital appreciation and income. To pursue its goal, the fund aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed-income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.
The fund is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs) from Schwab Funds. The fund may also invest in affiliated mutual funds from Schwab Funds and unaffiliated third-party ETFs and mutual funds. The fund uses the internally calculated VIT Balanced with Growth Composite Index (the composite index) as a performance gauge. The components that make up the composite index may vary over time. For index definition, please see the Glossary.
Market Highlights. For the 12-month reporting period ended December 31, 2022, several key U.S. stock indices posted their largest calendar year drop since the 2008 recession and the Bloomberg US Aggregate Bond Index suffered its worst calendar year performance since its inception in 1976, with longer-term bonds underperforming shorter-term bonds. Inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. Oil prices peaked at over $120 per barrel in early March as sanctions were imposed on Russian imports—and again in June on supply-and-demand imbalances—but retreated through most of the rest of the reporting period, ending it at just over $80 per barrel. The U.S. dollar strengthened against a basket of international currencies over the reporting period, generally decreasing the returns on overseas investments in U.S. dollar terms. As inflation continued to rise and U.S. Federal Reserve monetary policy shifted, bond yields began to climb early in 2022, for the most part maintaining that trajectory through the first three quarters of the year, exerting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended December 31, 2022, the fund returned -16.00%. The Dow Jones U.S. Total Stock Market Index and the Bloomberg US Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned -19.53% and -13.01%, respectively. The composite index, described above, returned -15.52%.
Positioning and Strategies. The fund’s allocations were broadly in line with those of the composite index.
The fund’s U.S. equity exposure detracted the most from the total return of the fund. The Schwab U.S. Large-Cap ETF was the largest detractor from the total return of the fund, returning approximately -19% for the reporting period and generally tracking its comparative index components. The Schwab U.S. Small-Cap ETF also detracted from the total return of the fund, returning approximately -20% for the reporting period and generally tracking its comparative index component.
The fund’s international equity exposure detracted from the total return of the fund. The Schwab International Equity ETF, the Schwab Emerging Markets Equity ETF, and the Schwab International Small-Cap Equity ETF detracted from the total return of the fund, returning approximately -15%, -18%, and -22%, respectively, for the reporting period and generally tracking their respective comparative index components.
The fund’s fixed-income exposure detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF and the Schwab Short-Term U.S. Treasury ETF detracted from the total return of the fund, returning approximately -13% and -4%, respectively, for the reporting period and generally tracking their respective comparative index components. The Schwab U.S. TIPS ETF was the smallest detractor from the total return of the fund, returning approximately -12% for the reporting period and generally tracking its comparative index component.
The fund’s real estate exposure, the Schwab U.S. REIT ETF, also detracted from the total return of the fund, returning approximately -25% for the reporting period and generally tracking its comparative index component.

Management views and portfolio holdings may have changed since the report date.
5Schwab VIT Balanced with Growth Portfolio | Annual Report

Schwab VIT Balanced with Growth Portfolio
Performance and Fund Facts as of December 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (December 31, 2012 – December 31, 2022)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab VIT Balanced with Growth Portfolio (07/25/12)	-16.00%	2.56%	4.44%
S&P 500® Index	-18.11%	9.42%	12.56%
Bloomberg US Aggregate Bond Index	-13.01%	0.02%	1.06%
VIT Balanced with Growth Composite Index	-15.52%	3.16%	5.14%
Fund Category: Morningstar Allocation – 50% to 70% Equity[2]	-16.01%	3.55%	6.27%
Fund Expense Ratio[3]: 0.54%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the Financial Highlights section of the financial statements.
Schwab VIT Balanced with Growth Portfolio | Annual Report6

Schwab VIT Balanced with Growth Portfolio
Performance and Fund Facts as of December 31, 2022 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	13%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity, fixed-income, or other securities or investments, as appropriate, consistent with its investment objectives, strategies, and policies.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
7Schwab VIT Balanced with Growth Portfolio | Annual Report

Schwab VIT Balanced with Growth Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2022 and held through December 31, 2022.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 7/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/22[2]	EXPENSES PAID DURING PERIOD 7/1/22-12/31/22[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 7/1/22-12/31/22[4,5]
Schwab VIT Balanced with Growth Portfolio
Actual Return	0.49%	0.55%	$1,000.00	$1,000.70	$2.47	$2.77
Hypothetical 5% Return	0.49%	0.55%	$1,000.00	$1,022.74	$2.50	$2.80

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by
365 days in the fiscal year.

Schwab VIT Balanced with Growth Portfolio | Annual Report8

Schwab VIT Balanced with Growth Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$17.24	$15.68	$14.59	$12.66	$13.80
Income (loss) from investment operations:
Net investment income (loss)[1]	0.24	0.25	0.22	0.28	0.25
Net realized and unrealized gains (losses)	(3.00)	1.53	1.20	1.99	(1.16)
Total from investment operations	(2.76)	1.78	1.42	2.27	(0.91)
Less distributions:
Distributions from net investment income	(0.25)	(0.22)	(0.29)	(0.26)	(0.21)
Distributions from net realized gains	(0.30)	—	(0.04)	(0.08)	(0.02)
Total distributions	(0.55)	(0.22)	(0.33)	(0.34)	(0.23)
Net asset value at end of period	$13.93	$17.24	$15.68	$14.59	$12.66
Total return	(16.00%)	11.42%	10.09%	18.05%	(6.70%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2]	0.49%[3]	0.49%	0.50%	0.51%	0.50%
Gross operating expenses[2]	0.49%[3]	0.49%	0.50%	0.51%	0.50%
Net investment income (loss)	1.61%	1.48%	1.56%	2.04%	1.87%
Portfolio turnover rate	13%	8%	21%	7%	8%
Net assets, end of period (x 1,000)	$150,867	$184,104	$163,848	$162,364	$139,551

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
9Schwab VIT Balanced with Growth Portfolio | Annual Report

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, typically 60-80 days after the end of the fund’s fiscal quarter.

SECURITY	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/22	BALANCE OF SHARES HELD AT 12/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 33.0%
Large-Cap 27.0%
Schwab U.S. Large-Cap ETF	$49,940,687	$6,645,312	($5,666,156)	$378,528	($10,582,011)	$40,716,360	901,802	$656,672
Small-Cap 6.0%
Schwab U.S. Small-Cap ETF	11,102,413	1,509,314	(1,264,946)	(139,307)	(2,181,724)	9,025,750	222,803	123,309
						49,742,110

International Stocks 26.0%
Developed Markets 20.0%
Schwab International Equity ETF	31,394,366	2,436,577	(2,934,060)	(423,714)	(4,831,207)	25,641,962	796,087	723,939
Schwab International Small-Cap Equity ETF	5,553,873	514,030	(197,185)	(47,475)	(1,230,700)	4,592,543	145,934	81,796
						30,234,505
Emerging Markets 6.0%
Schwab Emerging Markets Equity ETF	10,893,792	1,599,701	(1,327,226)	(225,529)	(1,900,857)	9,039,881	381,913	258,191
						39,274,386

Real Estate 6.0%
U.S. REITs 6.0%
Schwab U.S. REIT ETF	11,277,189	1,837,741	(1,178,723)	120,984	(3,033,367)	9,023,824	467,798	213,815

Fixed Income 31.1%
Inflation-Protected Bond 1.0%
Schwab U.S. TIPS ETF	1,776,580	—	—	—	(313,564)	1,463,016	28,249	105,239
Intermediate-Term Bond 26.2%
Schwab U.S. Aggregate Bond ETF	47,709,154	5,649,531	(6,566,459)	(878,054)	(6,381,546)	39,532,626	865,994	1,040,989
Treasury Bond 3.9%
Schwab Short-Term U.S. Treasury ETF	7,156,171	557,994	(1,446,068)	(73,940)	(275,061)	5,919,096	122,701	80,597
						46,914,738

Money Market Funds 3.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.42% (b)	4,911,439	81,976	—	—	10	4,993,425	4,991,928	82,405
Total Affiliated Underlying Funds (Cost $126,703,790)	$181,715,664	$20,832,176	($20,580,823)	($1,288,507)	($30,730,027)	$149,948,483		$3,366,952
Total Investments in Securities (Cost $126,703,790)						$149,948,483

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

See financial notes
Schwab VIT Balanced with Growth Portfolio | Annual Report10

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings  as of December 31, 2022 (continued)

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At December 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
11Schwab VIT Balanced with Growth Portfolio | Annual Report

Schwab VIT Balanced with Growth Portfolio
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at value - affiliated (cost $126,703,790)		$149,948,483
Cash		871,562
Receivables:
Investments sold		1,343,220
Dividends		27,221
Prepaid expenses	+	366
Total assets		152,190,852

Liabilities
Payables:
Investments bought		1,203,964
Investment adviser and administrator fees		62,505
Fund shares redeemed		21,603
Independent trustees’ fees		36
Accrued expenses	+	35,331
Total liabilities		1,323,439
Net assets		$150,867,413

Net Assets by Source
Capital received from investors		$127,249,567
Total distributable earnings	+	23,617,846
Net assets		$150,867,413

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$150,867,413		10,834,073		$13.93

See financial notes
Schwab VIT Balanced with Growth Portfolio | Annual Report12

Schwab VIT Balanced with Growth Portfolio
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Dividends received from securities - affiliated		$3,366,952
Interest received from securities - unaffiliated	+	6,758
Total investment income		3,373,710

Expenses
Investment adviser and administrator fees		721,464
Professional fees		23,674
Independent trustees’ fees		13,639
Portfolio accounting fees		13,059
Shareholder reports		10,517
Proxy fees[1]		2,383
Custodian fees		2,120
Transfer agent fees		341
Other expenses	+	3,928
Total expenses	–	791,125
Net investment income		2,582,585

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(1,288,507)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(30,730,027)
Net realized and unrealized losses		(32,018,534)
Decrease in net assets resulting from operations		($29,435,949)

[1]	Proxy fees are non-routine expenses (see financial note 4 for additional information).
See financial notes
13Schwab VIT Balanced with Growth Portfolio | Annual Report

Schwab VIT Balanced with Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$2,582,585	$2,609,162
Net realized gains (losses)		(1,288,507)	3,443,646
Net change in unrealized appreciation (depreciation)	+	(30,730,027)	12,728,493
Increase (decrease) in net assets resulting from operations		($29,435,949)	$18,781,301

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($5,827,177)	($2,357,386)

TRANSACTIONS IN FUND SHARES
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		590,536	$8,857,377	875,732	$14,657,809
Shares reinvested		418,619	5,827,177	140,908	2,357,386
Shares redeemed	+	(852,798)	(12,658,007)	(791,626)	(13,183,009)
Net transactions in fund shares		156,357	$2,026,547	225,014	$3,832,186

SHARES OUTSTANDING AND NET ASSETS
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,677,716	$184,103,992	10,452,702	$163,847,891
Total increase (decrease)	+	156,357	(33,236,579)	225,014	20,256,101
End of period		10,834,073	$150,867,413	10,677,716	$184,103,992
See financial notes
Schwab VIT Balanced with Growth Portfolio | Annual Report14

Schwab VIT Balanced with Growth Portfolio
Financial Notes

1. Business Structure of the Fund:
Schwab VIT Balanced with Growth Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is a “fund of funds” which primarily invests in affiliated Schwab Exchange-Traded Funds (ETFs). The fund may also invest in affiliated mutual funds from Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as "underlying funds"). The fund may also invest directly in equity or fixed-income securities, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2022, 100% of the fund’s shares were held through separate accounts of five insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
15Schwab VIT Balanced with Growth Portfolio | Annual Report

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and underlying funds. Underlying funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with
Schwab VIT Balanced with Growth Portfolio | Annual Report16

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of December 31, 2022, the fund had no securities on loan.

Cash Management Transactions: Effective May 23, 2022 Brown Brothers Harriman & Co. (BBH) was replaced by Citibank, N.A as custodian of the fund. The fund no longer subscribes to the BBH Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep was an investment product that automatically swept the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allowed the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, was subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund assumed the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit was ultimately placed. The fund terminated the CMS Sweep program and cash was returned to the fund prior to terminating services with BBH.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
17Schwab VIT Balanced with Growth Portfolio | Annual Report

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
Schwab VIT Balanced with Growth Portfolio | Annual Report18

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
• Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
• Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
• Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of an underlying fund’s investment being adversely affected.
• Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
• Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
• Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
• Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
• Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a rise in interest rates generally causes an underlying fund’s share price to fall. The longer an underlying fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the underlying fund invests.
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Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
• Credit Risk. A decline in the credit quality of an issuer or guarantor of a portfolio investment could cause an underlying fund to lose money or underperform. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
• Prepayment and Extension Risk. Certain fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause an underlying fund to forgo future interest income on the portion of the security’s principal repaid early and force the underlying fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the underlying fund’s performance.
• U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers such as the Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Certain securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
• Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
• Real Estate Investment Trusts (REITs) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
• Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in fair value during periods of rising interest rates. Certain of the mortgage-backed securities in which an underlying fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause an underlying fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through to-be-announced (TBA) transactions. An underlying fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
• Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
• Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
• Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
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Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
• Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
• Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
• Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.
• Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
• Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
• Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
• Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
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Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Expense Limitation
The investment adviser and its affiliates have agreed with the fund, for so long as the investment adviser serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of December 31, 2022, the Schwab VIT Balanced with Growth Portfolio’s ownership percentages of other related funds’ shares are:
Schwab Emerging Markets Equity ETF	0.1%
Schwab International Equity ETF	0.1%
Schwab International Small-Cap Equity ETF	0.1%
Schwab Short-Term U.S. Treasury ETF	0.1%
Schwab U.S. Aggregate Bond ETF	0.6%
Schwab U.S. Large-Cap ETF	0.1%
Schwab U.S. REIT ETF	0.2%
Schwab U.S. Small-Cap ETF	0.1%
Schwab U.S. TIPS ETF	0.0%*
Schwab Variable Share Price Money Fund, Ultra Shares	0.1%

*	Less than 0.05%
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers section) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2022, the fund’s purchases and sales of securities with other funds in the Fund Complex was $465,527 and $62,080 respectively, and includes realized losses of $17,846.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to the Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
Schwab VIT Balanced with Growth Portfolio | Annual Report22

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

 6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 29, 2022. On September 29, 2022, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1 billion, maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended December 31, 2022, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$20,832,176	$20,580,823

8. Federal Income Taxes:
As of December 31, 2022, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$128,326,440	$29,632,478	($8,010,435)	$21,622,043
As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$2,581,631	$21,622,043	($585,828)	$23,617,846
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2022, the fund had capital loss carryforwards of $585,828.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$2,673,357	$3,153,820	$2,357,386	$—
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Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

8. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2022, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab VIT Balanced with Growth Portfolio | Annual Report24

Schwab VIT Balanced with Growth Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab VIT Balanced with Growth Portfolio
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab VIT Balanced with Growth Portfolio (the “Fund”), one of the funds constituting Schwab Annuity Portfolios, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2023
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab VIT Balanced with Growth Portfolio
Other Federal Tax Information (unaudited)

The fund may elect to pass through, under section 853(a) of the Internal Revenue Code, the foreign tax credit of $100,086 to its shareholders for the fiscal year ended December 31, 2022. The respective foreign source income on the fund is $1,052,269.
For corporate shareholders, 26.27% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2022, qualify for the corporate dividends received deduction.
Under section 852(b)(3)(C) of the Internal Revenue Code, the fund hereby designates $3,153,820 as long-term capital gain dividends for the fiscal year ended December 31, 2022.
For the fiscal year ended December 31, 2022, the fund designates 48.55% of dividend income as business interest income under section 163(j) of the Internal Revenue Code.
Schwab VIT Balanced with Growth Portfolio | Annual Report26

Schwab VIT Balanced with Growth Portfolio
Liquidity Risk Management Program  (unaudited)

The fund has adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated the fund’s investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The fund’s Board reviewed a report at its meeting held on September 19, 2022 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2021, through May 31, 2022, which included individual fund liquidity metrics. No significant liquidity events impacting the fund were noted in the report. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing the fund’s liquidity risk.
27Schwab VIT Balanced with Growth Portfolio | Annual Report

Schwab VIT Balanced with Growth Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None
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Schwab VIT Balanced with Growth Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None
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Schwab VIT Balanced with Growth Portfolio

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		105	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

Schwab VIT Balanced with Growth Portfolio | Annual Report30

Schwab VIT Balanced with Growth Portfolio
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
31Schwab VIT Balanced with Growth Portfolio | Annual Report

Schwab VIT Balanced with Growth Portfolio
Glossary

Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 1–3 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 3–10 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
Dow Jones Equity All REIT Capped Index A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights great than 5% exceeds 25%.
Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
FTSE Developed ex US Index (Net)  An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net) An index comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)  An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE non-US Dollar World Government Bond Index A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
Schwab VIT Balanced with Growth Portfolio | Annual Report32

Schwab VIT Balanced with Growth Portfolio
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net) A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
VIT Balanced with Growth Composite Index A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective July 1, 2020: 26.1% Bloomberg US Aggregate Bond Index, 3.9% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 1.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 6.0% Dow Jones Equity All REIT Capped Index, 27.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 6.0% FTSE All Emerging Index (Net), 17.0% FTSE
Developed ex US Index (Net), 3.0% FTSE Developed Small Cap ex US Liquid Index (Net). From April 29, 2020 through June 30, 2020, the blended index was derived using the following allocations: 26.1% Bloomberg US Aggregate Bond Index, 3.9% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 1.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 6.0% Dow Jones U.S. Select REIT Index, 27.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 6.0% FTSE All Emerging Index (Net), 17.0% FTSE Developed ex US Index (Net), 3.0% FTSE Developed Small Cap ex US Liquid Index (Net). From June 8, 2016 through April 28, 2020, the blended index was derived using the following allocations: 1% Bloomberg Global Treasury ex-US Capped Index, 27% Bloomberg US Aggregate Bond Index, 5% Bloomberg US Treasury Bills 1-3 Month Index, 2% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 22% Dow Jones U.S. Large-Cap Total Stock Market Index, 6% Dow Jones U.S. Small-Cap Total Stock Market Index, 6% FTSE All Emerging Index (Net), 17% FTSE Developed ex US Index (Net), 3% FTSE Developed Small Cap ex US Liquid Index (Net), and 1% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 22% Dow Jones U.S. Large-Cap Total Stock Market Index, 6% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 17% FTSE Developed ex US Index (Net), 3% FTSE Developed Small Cap ex US Liquid Index (Net), 6% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 2% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 9% Bloomberg US Treasury 3-10 Year Index, 2% Bloomberg US Aggregate: Agencies Index, 4% Bloomberg US Credit Index, 11% Bloomberg US Mortgage Backed Securities Index, 1% Bloomberg Global Treasury ex-US Capped Index, 1% Bloomberg High Yield Bond Very Liquid Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index.
33Schwab VIT Balanced with Growth Portfolio | Annual Report

Notes

Notes

Annual Report | December 31, 2022
Schwab VIT Growth Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM

Schwab VIT Growth Portfolio
The Investment Environment

For the 12-month reporting period ended December 31, 2022, several key U.S. stock indices posted their largest calendar year drop since the 2008 recession and the Bloomberg US Aggregate Bond Index suffered its worst calendar year performance since its inception in 1976, with longer-term bonds underperforming shorter-term bonds. Inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. Oil prices peaked at over $120 per barrel in early March as sanctions were imposed on Russian imports—and again in June on supply-and-demand imbalances—but retreated through most of the rest of the reporting period, ending it at just over $80 per barrel. The U.S. dollar strengthened against a basket of international currencies over the reporting period, generally decreasing the returns on overseas investments in U.S. dollar terms. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -18.11%. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -14.45%. Emerging market equities were weaker, with the MSCI Emerging Markets Index (Net)* returning -20.09%. Among U.S. and international bonds, the Bloomberg US Aggregate Bond Index returned -13.01% and the FTSE non-US Dollar World Government Bond Index returned -22.07%.
As inflation continued to rise and U.S. Federal Reserve (Fed) monetary policy shifted, bond yields began to climb early in 2022, for the most part maintaining that trajectory through the first three quarters of the year, exerting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.) In the final quarter, longer-term yields became more volatile and prices rebounded slightly, leading to an inversion of certain parts of the yield curve. Over the reporting period, the yield on the 10-year U.S. Treasury rose from 1.52% to 3.88%. Short-term rates also rose sharply, with the yield on the three-month U.S. Treasury climbing from 0.06% to 4.42% over the reporting period, ending the year just slightly off its one-year high.
Asset Class Performance Comparison % returns during the 12 months ended December 31, 2022

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab VIT Growth Portfolio | Annual Report2

Schwab VIT Growth Portfolio
The Investment Environment (continued)

In the United States, amid fading government stimuli, ongoing supply chain disruptions, persisting inflation, and a widening U.S. trade deficit, gross domestic product (GDP) contracted for the first two quarters of 2022, decreasing at an annualized rate of -1.6% and -0.6% for the first and second quarters, respectively. GDP grew at an annualized rate of 3.2% for the third quarter of 2022, driven primarily by energy exports and consumer spending. Inflation rose steadily in the first half of the year, hitting a 40-year high in June, before declining through the end of the reporting period as certain consumer and energy prices began to recede. The unemployment rate remained low despite inflationary pressures, ending the reporting period at pre-pandemic lows.
Outside the United States, conditions were similar. The eurozone, despite considerable headwinds, managed to maintain positive, albeit waning, GDP growth for the first, second, and third quarters of 2022 on easing COVID-19 restrictions and an increase in tourism in response to pent-up demand. The United Kingdom posted small gains in GDP growth for the first two quarters of 2022, in part driven by increases in COVID-19 testing and tracing and an expansion of its vaccination program but contracted slightly in the third quarter of 2022 on reduced household spending. Among emerging markets, China’s GDP growth turned negative for the second quarter as it dealt with numerous headwinds including lockdowns and quarantines, declining domestic consumption, and a severe property downturn, but by the third quarter, GDP growth was again positive, buoyed by a series of policies and stimuli implemented to revive economic activity. India’s GDP growth remained positive throughout the reporting period, and was particularly strong in the second quarter, but third-quarter GDP growth waned as high prices and rising interest rates weighed on demand.
Monetary policy around the world varied as central banks responded to the rapidly changing conditions. In the United States, after maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March 2022, the Fed shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed raised the federal funds rate seven times during the reporting period—by 0.25% in mid-March, 0.50% in early May, 0.75% in mid-June, 0.75% in late July, 0.75% in late September, 0.75% in early November, and 0.50% in mid-December. The federal funds rate ended the reporting period in a range of 4.25% to 4.50%. The Fed wrapped up its bond-buying program in March, and in June began to reduce the $9 trillion in assets held on its balance sheet, vowing to be even more aggressive than during its last round of quantitative tightening between 2017 and 2019. In developed international countries, central banks wrestled with similar issues. After holding its policy rate unchanged since March 2016, at 0.00%, the European Central Bank raised its interest rate four times over the reporting period in an effort to dampen demand and control inflation, which in October rose into double-digits. The Bank of England raised its key official bank rate eight times during the reporting period, bringing borrowing costs to a 14-year high as the Bank of England wrestled with soaring inflation. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but in late December unexpectedly announced that it would widen the band around the yield target on its 10-year government bond, which pushed the yen higher and effectively marked the end of an extended period in which Japan was the only major developed country to resist raising rates. Monetary policy rates in emerging markets for the most part rose, with a few exceptions. Central banks in India, Indonesia, Brazil, Mexico, and Pakistan all raised their rates multiple times over the reporting period to counteract the impacts of inflation. In contrast, China cut its prime rate twice during the period, in part following a resurgence of COVID-19 cases and a lingering property downturn. Russia, which had raised its benchmark policy rate to 20% in late February amid the broadening fallout of Western sanctions in retaliation against Russia’s invasion of Ukraine, subsequently reduced it multiple times by the end of the reporting period.
3Schwab VIT Growth Portfolio | Annual Report

Schwab VIT Growth Portfolio
Portfolio Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the fund. Prior to joining Schwab in 2012, Ms. Tang was a product manager at Thomson
Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as
BlackRock).

Drew Hayes, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the fund. Mr. Hayes has been with Schwab since 2006. Before becoming a portfolio manager, he spent seven years as a senior fixed income specialist for Schwab Wealth Advisory, Inc. Prior to that, he worked as a bond investment specialist for two years and as a registered representative for two years for Charles
Schwab & Co., Inc.

Patrick Kwok, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the fund. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to 2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank Collective Investment
Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at
State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab VIT Growth Portfolio | Annual Report4

Schwab VIT Growth Portfolio as of December 31, 2022

The Schwab VIT Growth Portfolio (the fund) seeks to provide long-term capital appreciation. To pursue its goal, the fund aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed-income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.
The fund is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs) from Schwab Funds. The fund may also invest in affiliated mutual funds from Schwab Funds and unaffiliated third-party ETFs and mutual funds. The fund uses the internally calculated VIT Growth Composite Index (the composite index) as a performance gauge. The components that make up the composite index may vary over time. For index definition, please see the Glossary.
Market Highlights. For the 12-month reporting period ended December 31, 2022, several key U.S. stock indices posted their largest calendar year drop since the 2008 recession and the Bloomberg US Aggregate Bond Index suffered its worst calendar year performance since its inception in 1976, with longer-term bonds underperforming shorter-term bonds. Inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. Oil prices peaked at over $120 per barrel in early March as sanctions were imposed on Russian imports—and again in June on supply-and-demand imbalances—but retreated through most of the rest of the reporting period, ending it at just over $80 per barrel. The U.S. dollar strengthened against a basket of international currencies over the reporting period, generally decreasing the returns on overseas investments in U.S. dollar terms. As inflation continued to rise and U.S. Federal Reserve monetary policy shifted, bond yields began to climb early in 2022, for the most part maintaining that trajectory through the first three quarters of the year, exerting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended December 31, 2022, the fund returned -17.24%. The Dow Jones U.S. Total Stock Market Index and the Bloomberg US Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned -19.53% and -13.01%, respectively. The composite index, described above, returned -16.84%.
Positioning and Strategies. The fund’s allocations were broadly in line with those of the composite index.
The fund’s U.S. equity exposure detracted the most from the total return of the fund. The Schwab U.S. Large-Cap ETF was the largest detractor from the total return of the fund, returning approximately -19% for the reporting period and generally tracking its comparative index components. The Schwab U.S. Small-Cap ETF also detracted from the total return of the fund, returning approximately -20% for the reporting period and generally tracking its comparative index component.
The fund’s international equity exposure detracted from the total return of the fund. The Schwab International Equity ETF and the Schwab Emerging Markets Equity ETF detracted from the total return of the fund, returning approximately -15% and -18%, respectively, for the reporting period and generally tracking their respective comparative index components. The Schwab International Small-Cap Equity ETF was the smallest detractor from the total return of the fund, returning approximately -22% for the reporting period and generally tracking its comparative index component.
The fund’s fixed-income exposure, the Schwab U.S. Aggregate Bond ETF, detracted from the total return of the fund, returning approximately -13% for the reporting period and generally tracking its comparative index component.
The fund’s real estate exposure, the Schwab U.S. REIT ETF, also detracted from the total return of the fund, returning approximately -25% for the reporting period and generally tracking its comparative index component.

Management views and portfolio holdings may have changed since the report date.
5Schwab VIT Growth Portfolio | Annual Report

Schwab VIT Growth Portfolio
Performance and Fund Facts as of December 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (December 31, 2012 – December 31, 2022)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab VIT Growth Portfolio (07/25/12)	-17.24%	3.19%	5.59%
S&P 500® Index	-18.11%	9.42%	12.56%
Bloomberg US Aggregate Bond Index	-13.01%	0.02%	1.06%
VIT Growth Composite Index	-16.84%	3.76%	6.26%
Fund Category: Morningstar Allocation – 70% to 85% Equity[2]	-16.48%	3.96%	6.92%
Fund Expense Ratio[3]: 0.55%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.06% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the Financial Highlights section of the financial statements.
Schwab VIT Growth Portfolio | Annual Report6

Schwab VIT Growth Portfolio
Performance and Fund Facts as of December 31, 2022 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	13%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity, fixed-income, or other securities or investments, as appropriate, consistent with its investment objectives, strategies, and policies.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
7Schwab VIT Growth Portfolio | Annual Report

Schwab VIT Growth Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2022 and held through December 31, 2022.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 7/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/22[2]	EXPENSES PAID DURING PERIOD 7/1/22-12/31/22[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 7/1/22-12/31/22[4,5]
Schwab VIT Growth Portfolio
Actual Return	0.49%	0.55%	$1,000.00	$1,008.40	$2.48	$2.78
Hypothetical 5% Return	0.49%	0.55%	$1,000.00	$1,022.74	$2.50	$2.80

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by
365 days in the fiscal year.

Schwab VIT Growth Portfolio | Annual Report8

Schwab VIT Growth Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$19.83	$17.52	$16.24	$13.75	$15.28
Income (loss) from investment operations:
Net investment income (loss)[1]	0.25	0.29	0.24	0.30	0.27
Net realized and unrealized gains (losses)	(3.68)	2.27	1.51	2.54	(1.53)
Total from investment operations	(3.43)	2.56	1.75	2.84	(1.26)
Less distributions:
Distributions from net investment income	(0.29)	(0.25)	(0.32)	(0.27)	(0.22)
Distributions from net realized gains	(0.42)	—	(0.15)	(0.08)	(0.05)
Total distributions	(0.71)	(0.25)	(0.47)	(0.35)	(0.27)
Net asset value at end of period	$15.69	$19.83	$17.52	$16.24	$13.75
Total return	(17.24%)	14.67%	11.34%	20.84%	(8.35%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2]	0.49%[3]	0.49%	0.50%	0.51%	0.50%
Gross operating expenses[2]	0.49%[3]	0.49%	0.50%	0.51%	0.50%
Net investment income (loss)	1.50%	1.53%	1.55%	1.98%	1.78%
Portfolio turnover rate	13%	13%	18%	5%	9%
Net assets, end of period (x 1,000)	$147,720	$187,038	$165,495	$160,381	$139,844

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
9Schwab VIT Growth Portfolio | Annual Report

Schwab VIT Growth Portfolio
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, typically 60-80 days after the end of the fund’s fiscal quarter.

SECURITY	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/22	BALANCE OF SHARES HELD AT 12/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 42.0%
Large-Cap 35.0%
Schwab U.S. Large-Cap ETF	$65,622,693	$6,531,845	($6,986,958)	$801,950	($14,241,130)	$51,728,400	1,145,701	$846,588
Small-Cap 7.0%
Schwab U.S. Small-Cap ETF	13,081,088	1,804,761	(1,830,539)	(227,798)	(2,516,461)	10,311,051	254,531	141,732
						62,039,451

International Stocks 34.0%
Developed Markets 26.0%
Schwab International Equity ETF	39,478,393	2,810,656	(4,664,441)	(593,202)	(6,010,374)	31,021,032	963,087	872,145
Schwab International Small-Cap Equity ETF	9,337,320	794,811	(550,381)	(156,699)	(1,992,970)	7,432,081	236,164	132,464
						38,453,113
Emerging Markets 8.0%
Schwab Emerging Markets Equity ETF	14,764,415	2,510,461	(2,621,540)	(422,149)	(2,427,810)	11,803,377	498,664	334,911
						50,256,490

Real Estate 6.0%
U.S. REITs 6.0%
Schwab U.S. REIT ETF	11,638,115	1,714,700	(1,565,494)	213,446	(3,153,582)	8,847,185	458,641	212,287

Fixed Income 14.1%
Intermediate-Term Bond 14.1%
Schwab U.S. Aggregate Bond ETF	25,639,152	3,957,293	(4,897,517)	(599,943)	(3,311,892)	20,787,093	455,358	553,659

Money Market Funds 3.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.42% (b)	4,635,380	77,367	—	—	10	4,712,757	4,711,344	77,773
Total Affiliated Underlying Funds (Cost $113,304,214)	$184,196,556	$20,201,894	($23,116,870)	($984,395)	($33,654,209)	$146,642,976		$3,171,559
Total Investments in Securities (Cost $113,304,214)						$146,642,976

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
At December 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
Schwab VIT Growth Portfolio | Annual Report10

Schwab VIT Growth Portfolio
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at value - affiliated (cost $113,304,214)		$146,642,976
Cash		1,324,070
Receivables:
Investments sold		1,268,318
Dividends		25,691
Prepaid expenses	+	359
Total assets		149,261,414

Liabilities
Payables:
Investments bought		1,409,487
Investment adviser and administrator fees		60,961
Fund shares redeemed		36,238
Independent trustees’ fees		31
Accrued expenses	+	34,709
Total liabilities		1,541,426
Net assets		$147,719,988

Net Assets by Source
Capital received from investors		$114,063,172
Total distributable earnings	+	33,656,816
Net assets		$147,719,988

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$147,719,988		9,413,837		$15.69

See financial notes
11Schwab VIT Growth Portfolio | Annual Report

Schwab VIT Growth Portfolio
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Dividends received from securities - affiliated		$3,171,559
Interest received from securities - unaffiliated	+	7,906
Total investment income		3,179,465

Expenses
Investment adviser and administrator fees		716,873
Professional fees		23,628
Independent trustees’ fees		13,635
Portfolio accounting fees		13,060
Shareholder reports		9,611
Proxy fees[1]		2,426
Custodian fees		2,290
Transfer agent fees		424
Other expenses	+	3,925
Total expenses	–	785,872
Net investment income		2,393,593

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(984,395)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(33,654,209)
Net realized and unrealized losses		(34,638,604)
Decrease in net assets resulting from operations		($32,245,011)

[1]	Proxy fees are non-routine expenses (see financial note 4 for additional information).
See financial notes
Schwab VIT Growth Portfolio | Annual Report12

Schwab VIT Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$2,393,593	$2,698,202
Net realized gains (losses)		(984,395)	4,656,115
Net change in unrealized appreciation (depreciation)	+	(33,654,209)	16,406,347
Increase (decrease) in net assets resulting from operations		($32,245,011)	$23,760,664

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($6,624,352)	($2,315,222)

TRANSACTIONS IN FUND SHARES
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		618,939	$11,110,432	1,044,962	$19,957,820
Shares reinvested		425,729	6,624,352	121,089	2,315,222
Shares redeemed	+	(1,060,800)	(18,183,469)	(1,184,544)	(22,175,070)
Net transactions in fund shares		(16,132)	($448,685)	(18,493)	$97,972

SHARES OUTSTANDING AND NET ASSETS
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,429,969	$187,038,036	9,448,462	$165,494,622
Total increase (decrease)	+	(16,132)	(39,318,048)	(18,493)	21,543,414
End of period		9,413,837	$147,719,988	9,429,969	$187,038,036
See financial notes
13Schwab VIT Growth Portfolio | Annual Report

Schwab VIT Growth Portfolio
Financial Notes

1. Business Structure of the Fund:
Schwab VIT Growth Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is a “fund of funds” which primarily invests in affiliated Schwab Exchange-Traded Funds (ETFs). The fund may also invest in affiliated mutual funds from Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as "underlying funds"). The fund may also invest directly in equity or fixed-income securities, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies, and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2022, 100% of the fund’s shares were held through separate accounts of five insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
Schwab VIT Growth Portfolio | Annual Report14

Schwab VIT Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and underlying funds. Underlying funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with
15Schwab VIT Growth Portfolio | Annual Report

Schwab VIT Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of December 31, 2022, the fund had no securities on loan.

Cash Management Transactions: Effective May 23, 2022 Brown Brothers Harriman & Co. (BBH) was replaced by Citibank, N.A as custodian of the fund. The fund no longer subscribes to the BBH Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep was an investment product that automatically swept the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allowed the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, was subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund assumed the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit was ultimately placed. The fund terminated the CMS Sweep program and cash was returned to the fund prior to terminating services with BBH.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
Schwab VIT Growth Portfolio | Annual Report16

Schwab VIT Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
17Schwab VIT Growth Portfolio | Annual Report

Schwab VIT Growth Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
• Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
• Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
• Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of an underlying fund’s investment being adversely affected.
• Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
• Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
• Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
• Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
• Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a rise in interest rates generally causes an underlying fund’s share price to fall. The longer an underlying fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the underlying fund invests.
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Schwab VIT Growth Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
• Credit Risk. A decline in the credit quality of an issuer or guarantor of a portfolio investment could cause an underlying fund to lose money or underperform. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
• Prepayment and Extension Risk. Certain fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause an underlying fund to forgo future interest income on the portion of the security’s principal repaid early and force the underlying fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the underlying fund’s performance.
• U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers such as the Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Certain securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
• Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
• Real Estate Investment Trusts (REITs) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
• Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in fair value during periods of rising interest rates. Certain of the mortgage-backed securities in which an underlying fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause an underlying fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through to-be-announced (TBA) transactions. An underlying fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
• Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
• Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
• Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
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Schwab VIT Growth Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
• Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
• Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
• Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.
• Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
• Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
• Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
• Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
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Schwab VIT Growth Portfolio
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Expense Limitation
The investment adviser and its affiliates have agreed with the fund, for so long as the investment adviser serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of December 31, 2022, the Schwab VIT Growth Portfolio’s ownership percentages of other related funds’ shares are:
Schwab Emerging Markets Equity ETF	0.1%
Schwab International Equity ETF	0.1%
Schwab International Small-Cap Equity ETF	0.2%
Schwab U.S. Aggregate Bond ETF	0.3%
Schwab U.S. Large-Cap ETF	0.2%
Schwab U.S. REIT ETF	0.2%
Schwab U.S. Small-Cap ETF	0.1%
Schwab Variable Share Price Money Fund, Ultra Shares	0.1%
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers section) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2022, the fund’s purchases and sales of securities with other funds in the Fund Complex was $482,727 and $334,629 respectively, and includes realized losses of $26,809.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to the Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Schwab VIT Growth Portfolio
Financial Notes (continued)

 6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 29, 2022. On September 29, 2022, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1 billion, maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended December 31, 2022, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$20,201,894	$23,116,870

8. Federal Income Taxes:
As of December 31, 2022, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$115,338,293	$36,514,949	($5,210,266)	$31,304,683
As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$2,392,373	$31,304,683	($40,240)	$33,656,816
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2022, the fund had capital loss carryforwards of $40,240.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$2,845,703	$3,778,649	$2,315,222	$—
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Schwab VIT Growth Portfolio
Financial Notes (continued)

8. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2022, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
23Schwab VIT Growth Portfolio | Annual Report

Schwab VIT Growth Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab VIT Growth Portfolio
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab VIT Growth Portfolio (the “Fund”), one of the funds constituting Schwab Annuity Portfolios, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2023
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab VIT Growth Portfolio | Annual Report24

Schwab VIT Growth Portfolio
Other Federal Tax Information (unaudited)

The fund may elect to pass through, under section 853(a) of the Internal Revenue Code, the foreign tax credit of $128,898 to its shareholders for the fiscal year ended December 31, 2022. The respective foreign source income on the fund is $1,324,169.
For corporate shareholders, 31.35% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2022, qualify for the corporate dividends received deduction.
Under section 852(b)(3)(C) of the Internal Revenue Code, the fund hereby designates $3,778,649 as long-term capital gain dividends for the fiscal year ended December 31, 2022.
For the fiscal year ended December 31, 2022, the fund designates 21.95% of dividend income as business interest income under section 163(j) of the Internal Revenue Code.
25Schwab VIT Growth Portfolio | Annual Report

Schwab VIT Growth Portfolio
Liquidity Risk Management Program  (unaudited)

The fund has adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated the fund’s investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The fund’s Board reviewed a report at its meeting held on September 19, 2022 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2021, through May 31, 2022, which included individual fund liquidity metrics. No significant liquidity events impacting the fund were noted in the report. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing the fund’s liquidity risk.
Schwab VIT Growth Portfolio | Annual Report26

Schwab VIT Growth Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None
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Schwab VIT Growth Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None
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Schwab VIT Growth Portfolio

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		105	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

29Schwab VIT Growth Portfolio | Annual Report

Schwab VIT Growth Portfolio
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab VIT Growth Portfolio | Annual Report30

Schwab VIT Growth Portfolio
Glossary

Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 3–10 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
Dow Jones Equity All REIT Capped Index A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights great than 5% exceeds 25%.
Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
FTSE Developed ex US Index (Net)  An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net) An index comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)  An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE non-US Dollar World Government Bond Index A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net) A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
31Schwab VIT Growth Portfolio | Annual Report

Schwab VIT Growth Portfolio
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
VIT Growth Composite Index A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective July 1, 2020: 14.0% Bloomberg US Aggregate Bond Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 6.0% Dow Jones Equity All REIT Capped Index, 35.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 7.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 8.0% FTSE All Emerging Index (Net), 21.0% FTSE Developed ex US Index (Net), 5.0% FTSE Developed Small Cap ex US Liquid Index (Net). From April 29, 2020 through June 30, 2020, the blended index was derived using the following allocations: 14.0% Bloomberg US Aggregate Bond Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 6.0% Dow Jones U.S. Select REIT Index, 35.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 7.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 8.0% FTSE All Emerging Index
(Net), 21.0% FTSE Developed ex US Index (Net), 5.0% FTSE Developed Small Cap ex US Liquid Index (Net). From June 8, 2016 through April 28, 2020, the blended index was derived using the following allocations: 12% Bloomberg US Aggregate Bond Index, 5% Bloomberg US Treasury Bills 1-3 Month Index, 1% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 29% Dow Jones U.S. Large-Cap Total Stock Market Index, 7% Dow Jones U.S. Small-Cap Total Stock Market Index, 8% FTSE All Emerging Index (Net), 21% FTSE Developed ex US Index (Net), 5% FTSE Developed Small Cap ex US Liquid Index (Net), and 2% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 29% Dow Jones U.S. Large-Cap Total Stock Market Index, 7% Dow Jones U.S. Small-Cap Total Stock Market Index, 2% Russell Microcap Index, 21% FTSE Developed ex US Index (Net), 5% FTSE Developed Small Cap ex US Liquid Index (Net), 8% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 1% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 5% Bloomberg US Treasury 3-10 Year Index, 2% Bloomberg US Credit Index, 5% Bloomberg US Mortgage Backed Securities Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index.
Schwab VIT Growth Portfolio | Annual Report32

Notes

Notes

Notes

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1) Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a)Audit Fees[1]		(b)Audit-Related Fees[2]		(c) Tax Fees[3]		(d) All Other Fees
Fiscal Year 2022	Fiscal Year 2021	Fiscal Year 2022	Fiscal Year 2021	Fiscal Year 2022	Fiscal Year 2021	Fiscal Year 2022	Fiscal Year 2021
$103,520	$103,520	$9,000	$9,000	$15,500	$15,500	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[3]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2022: $3,031,117	2021: $	3,088,431

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	February 16, 2023

By:	/s/ Dana Smith
Dana Smith Chief Financial Officer

Date:	February 16, 2023